UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

March 31, 2017

MFS® INTERNATIONAL NEW DISCOVERY FUND

MIO-SEM

MFS® INTERNATIONAL NEW DISCOVERY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying the new presidential administration in the United States,

most markets have proved resilient. U.S. share prices have reached new highs and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve could hike rates more aggressively. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies to reinvigorate slow-growing economies.

Globally, economic growth has shown signs of recovery of late, led by China, the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already-slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bunzl PLC	3.0%
Amadeus IT Group S.A.	1.7%
OBIC Co. Ltd.	1.6%
Paddy Power Betfair PLC	1.4%
Dollarama, Inc.	1.4%
Croda International PLC	1.3%
Domino’s Pizza Group PLC	1.2%
Symrise AG	1.2%
Compass Group PLC	1.1%
EPAM Systems, Inc.	1.0%

Equity sectors
Special Products & Services	16.1%
Financial Services	13.8%
Consumer Staples	10.2%
Basic Materials	9.7%
Retailing	9.7%
Technology	8.0%
Leisure	6.7%
Autos & Housing	6.0%
Health Care	5.7%
Industrial Goods & Services	5.0%
Utilities & Communications	2.6%
Transportation	1.8%
Energy	1.1%

Issuer country weightings (x)
United Kingdom	23.5%
Japan	18.0%
Germany	7.1%
United States	5.4%
France	4.0%
Hong Kong	3.4%
Australia	3.2%
China	2.9%
India	2.8%
Other Countries	29.7%

2

Portfolio Composition – continued

Currency exposure weightings (y)
British Pound Sterling	24.9%
Japanese Yen	18.0%
Euro	17.5%
United States Dollar	7.0%
Hong Kong Dollar	4.8%
Australian Dollar	3.2%
Singapore Dollar	2.6%
Indian Rupee	2.5%
Swiss Franc	2.4%
Other Currencies	17.1%

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of 3/31/17.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2016 through March 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2016 through March 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/16	Ending Account Value 3/31/17	Expenses Paid During Period (p) 10/01/16-3/31/17
A	Actual	1.32%	$1,000.00	$1,023.08	$6.66
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
B	Actual	2.07%	$1,000.00	$1,019.28	$10.42
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
C	Actual	2.07%	$1,000.00	$1,019.23	$10.42
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
I	Actual	1.07%	$1,000.00	$1,024.29	$5.40
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
R1	Actual	2.07%	$1,000.00	$1,019.10	$10.42
	Hypothetical (h)	2.07%	$1,000.00	$1,014.61	$10.40
R2	Actual	1.57%	$1,000.00	$1,021.97	$7.91
	Hypothetical (h)	1.57%	$1,000.00	$1,017.10	$7.90
R3	Actual	1.32%	$1,000.00	$1,023.32	$6.66
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
R4	Actual	1.07%	$1,000.00	$1,024.27	$5.40
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
R6	Actual	0.95%	$1,000.00	$1,025.18	$4.80
	Hypothetical (h)	0.95%	$1,000.00	$1,020.19	$4.78
529A	Actual	1.32%	$1,000.00	$1,023.01	$6.66
	Hypothetical (h)	1.32%	$1,000.00	$1,018.35	$6.64
529B	Actual	1.72%	$1,000.00	$1,020.91	$8.67
	Hypothetical (h)	1.72%	$1,000.00	$1,016.36	$8.65
529C	Actual	2.12%	$1,000.00	$1,019.14	$10.67
	Hypothetical (h)	2.12%	$1,000.00	$1,014.36	$10.65

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares and Class 529B shares, this rebate reduced the expense ratios above by 0.05% and 0.02%, respectively. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 95.1%
Issuer	Shares/Par	Value ($)
Aerospace - 1.2%
Cobham PLC	3,915,313	$6,524,309
Meggitt PLC	1,911,050	10,662,061
MTU Aero Engines AG	155,880	20,279,405
Saab AB, “B”	199,440	8,419,942
Singapore Technologies Engineering Ltd.	5,541,300	14,775,744

		$60,661,461
Airlines - 0.4%
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	44,273	$7,669,855
Stagecoach Group PLC	4,614,359	12,106,106

		$19,775,961
Alcoholic Beverages - 1.6%
Carlsberg Group	147,199	$13,593,575
China Resources Beer Holdings Co. Ltd. (a)	13,644,000	31,039,815
Davide Campari-Milano S.p.A.	1,242,119	14,403,756
Thai Beverage PCL	29,781,200	20,012,387

		$79,049,533
Apparel Manufacturers - 1.2%
Burberry Group PLC	506,753	$10,945,863
Christian Dior S.A.	77,771	18,070,017
Global Brands Group Holding Ltd. (a)	75,173,138	8,028,528
Stella International Holdings Ltd.	7,097,591	11,726,574
Titan Co. Ltd. (a)	1,961,547	13,978,684

		$62,749,666
Automotive - 3.0%
Autoliv, Inc., SDR	80,720	$8,269,597
ElringKlinger AG (l)	270,538	5,258,473
Ford Otomotiv Sanayi S.A.	290,456	2,845,061
GKN PLC	2,397,446	10,912,660
Hella KGaA Hueck & Co.	295,203	13,077,159
Koito Manufacturing Co. Ltd.	715,000	37,185,395
NGK Spark Plug Co. Ltd	837,800	19,144,554
Shimano, Inc.	35,100	5,123,282
Stanley Electric Co. Ltd.	922,131	26,298,086
Tofas Turk Otomobil Fabriikasi A.S.	493,694	3,697,492
USS Co. Ltd.	1,161,900	19,370,218

		$151,181,977

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.3%
Abcam PLC	550,379	$5,692,399
Lonza Group AG	36,366	6,876,374

		$12,568,773
Broadcasting - 0.7%
Havas S.A.	2,199,204	$19,590,025
Nippon Television Holdings, Inc.	610,800	10,517,413
Proto Corp. (l)	568,700	7,468,242

		$37,575,680
Brokerage & Asset Managers - 3.0%
Bolsa Mexicana de Valores S.A. de C.V.	2,654,894	$4,400,185
Computershare Ltd.	2,199,736	23,629,211
Daiwa Securities Group, Inc.	2,388,000	14,540,781
Hargreaves Lansdown PLC	855,872	13,950,909
IG Group Holdings PLC	1,379,925	8,597,860
Japan Exchange Group, Inc.	145,300	2,068,629
Rathbone Brothers PLC	875,165	26,261,036
Schroders PLC	1,156,966	43,921,749
Yuanta Financial Holding Co. Ltd.	38,241,227	16,132,082

		$153,502,442
Business Services - 13.0%
Aeon Delight Co., Ltd.	295,700	$9,282,956
Amadeus Fire AG	183,730	14,925,641
Amadeus IT Group S.A.	1,729,808	87,765,282
Ashtead Group PLC	521,672	10,804,055
Auto Trader Group PLC	4,022,207	19,769,657
Babcock International Group PLC	1,548,854	17,115,732
Brenntag AG	445,101	24,952,513
Bunzl PLC	5,172,899	150,362,101
Cerved Information Solutions S.p.A.	4,281,793	41,407,259
Compass Group PLC	2,903,853	54,791,855
DKSH Holding Ltd.	50,944	3,941,656
Doshisha Co. Ltd.	141,800	2,625,077
Edenred	202,894	4,794,308
Electrocomponents PLC	711,864	4,222,228
Elior Group (l)	1,676,745	38,037,802
Elis S.A.	493,270	9,692,980
Exova Group PLC	2,864,031	8,863,211
Intertek Group PLC	749,438	36,939,113
Meitec Corp.	161,600	6,560,963
Midland IC&I Ltd. (a)	215,565,000	1,386,894
Nomura Research Institute Ltd.	897,500	33,052,636

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Sodexo	340,022	$39,991,585
Travis Perkins PLC	386,837	7,337,875
ZPG PLC	5,425,303	24,674,424

		$653,297,803
Cable TV - 0.4%
Eutelsat Communications	534,604	$11,936,704
NOS, SGPS, S.A.	1,896,833	10,340,297

		$22,277,001
Chemicals - 0.9%
Orica Ltd.	1,781,775	$23,958,458
Victrex PLC	903,156	21,499,719

		$45,458,177
Computer Software - 2.0%
OBIC Business Consultants Co. Ltd.	341,400	$17,111,399
OBIC Co. Ltd.	1,687,700	80,345,010
Totvs S.A.	571,928	5,069,636

		$102,526,045
Computer Software - Systems - 2.1%
Brother Industries Ltd.	98,000	$2,046,618
EMIS Group PLC	543,548	6,043,975
EPAM Systems, Inc. (a)	695,221	52,503,090
Globant S.A. (a)	272,726	9,927,226
Linx S.A.	1,394,900	7,396,454
Temenos Group AG	115,214	9,155,927
Venture Corp. Ltd.	2,058,100	16,875,581

		$103,948,871
Conglomerates - 0.7%
DCC PLC	409,413	$36,034,986

Construction - 2.1%
Bellway PLC	633,258	$21,445,843
DuluxGroup Ltd.	2,661,647	13,278,743
Elementia S.A. de C.V. (a)	5,024,613	6,543,020
Geberit AG	39,614	17,077,148
Reliance Worldwide Corp. (l)	4,482,430	9,862,780
Semen Indonesia Persero Tbk PT	4,281,720	2,891,860
SIG PLC	1,435,446	2,001,697
Somfy S.A.	12,977	5,675,984
Techtronic Industries Co. Ltd.	6,923,500	28,018,282

		$106,795,357

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Consumer Products - 2.8%
Beiersdorf AG	208,534	$19,739,237
Dabur India Ltd.	4,788,960	20,454,579
Hengan International Group Co. Ltd.	2,018,000	15,008,737
Kobayashi Pharmaceutical Co. Ltd.	752,800	36,446,528
Milbon Co. Ltd.	241,596	12,152,498
Mitsubishi Pencil Co. Ltd.	52,000	2,606,306
PZ Cussons	404,893	1,628,910
Societe BIC S.A.	49,516	6,169,805
Uni-Charm Corp.	1,169,800	28,028,757

		$142,235,357
Consumer Services - 2.5%
51job, Inc., ADR (a)	567,471	$20,803,487
Asante, Inc.	170,200	2,485,810
Dignity PLC	1,353,028	40,329,016
Estacio Participacoes S.A.	887,674	4,499,900
GAEC Anima Educacao S.A.	1,407,227	6,023,395
Kakaku.com, Inc.	289,200	3,935,489
Kroton Educacional S.A.	2,132,116	9,044,433
Localiza Rent a Car S.A.	592,313	7,884,010
MakeMyTrip Ltd. (a)	382,691	13,241,109
Moneysupermarket.com Group PLC	3,397,435	14,055,446
Rakuten	119,300	1,194,822

		$123,496,917
Containers - 1.4%
Fuji Seal International, Inc.	2,080,500	$44,999,946
Mayr-Melnhof Karton AG	127,604	14,858,365
Viscofan S.A.	244,274	12,629,567

		$72,487,878
Electrical Equipment - 1.4%
Advantech Co. Ltd.	928,893	$7,775,853
IMI PLC	595,477	8,900,652
Legrand S.A.	238,002	14,350,458
LS Industrial Systems Co. Ltd.	113,084	4,777,984
OMRON Corp.	103,621	4,546,740
Pfeiffer Vacuum Technology AG	35,673	4,494,408
Spectris PLC	579,508	18,137,118
Voltronic Power Technology Corp.	653,107	8,717,421

		$71,700,634
Electronics - 2.7%
ASM International N.V.	490,472	$27,532,653
ASM Pacific Technology Ltd.	2,465,400	33,531,851

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Chroma Ate, Inc.	3,281,000	$9,937,345
Fujitsu General Ltd.	131,000	2,588,700
Halma PLC	1,384,817	17,766,781
Hirose Electric Co. Ltd.	83,693	11,577,043
Infineon Technologies AG	820,995	16,767,908
Iriso Electronics Co. Ltd.	153,080	9,817,580
JEOL Ltd.	1,008,000	5,360,065

		$134,879,926
Energy - Independent - 0.5%
Gran Tierra Energy, Inc. (a)	4,511,504	$12,009,418
TORC Oil & Gas Ltd.	771,099	3,960,301
Ultrapar Participacoes S.A.	439,200	10,047,756

		$26,017,475
Engineering - Construction - 0.2%
JGC Corp.	257,000	$4,466,855
Toshiba Plant Kensetsu Co. Ltd.	291,000	4,247,507

		$8,714,362
Entertainment - 0.9%
CTS Eventim AG	792,409	$30,669,005
Merlin Entertainments PLC	2,630,456	15,806,169

		$46,475,174
Food & Beverages - 5.0%
Arca Continental S.A.B. de C.V.	1,167,568	$8,113,373
AVI Ltd.	3,109,316	22,943,988
BRF S.A.	572,300	7,058,233
Britvic PLC	728,348	5,908,743
Chr. Hansen Holding A.S.	43,597	2,798,270
Coca-Cola East Japan Co. Ltd.	202,800	4,904,689
Coca-Cola HBC AG	320,235	8,269,194
Coca-Cola West Co. Ltd.	330,900	10,670,358
Ezaki Glico Co. Ltd.	389,000	18,868,230
Greencore Group PLC	5,919,179	18,228,870
Kerry Group PLC	229,702	18,059,897
Marine Harvest A.S.A.	1,459,159	22,245,454
Orion Corp.	35,301	21,149,665
P/f Bakkafrost	811,217	25,093,666
S Foods, Inc.	205,100	5,968,957
Shenguan Holdings Group Ltd.	13,203,505	985,400
Super Group Ltd.	33,717,200	31,455,085

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - continued
Tate & Lyle PLC	488,682	$4,680,802
Tingyi (Cayman Islands) Holdings Corp.	12,026,000	15,103,102

		$252,505,976
Food & Drug Stores - 3.0%
Booker Group PLC	19,701,542	$48,232,656
Clicks Group Ltd.	2,752,562	26,281,799
Cosmos Pharmaceutical Corp. (l)	69,800	13,630,216
Dairy Farm International Holdings Ltd.	3,130,809	28,427,746
Lawson, Inc.	154,300	10,464,071
Matsumotokiyoshi Holdings Co. Ltd.	45,400	2,153,166
Raia Drogasil S.A.	283,024	5,304,101
Sundrug Co. Ltd.	560,200	18,794,099

		$153,287,854
Furniture & Appliances - 0.9%
Coway Co. Ltd.	281,962	$24,255,338
SEB S.A.	92,428	12,907,027
Zojirushi Corp. (l)	507,200	7,357,657

		$44,520,022
Gaming & Lodging - 1.4%
Paddy Power Betfair PLC	645,513	$69,553,637

General Merchandise - 2.4%
B&M European Value Retail S.A.	4,295,168	$16,111,959
Dollarama, Inc.	827,161	68,550,148
PriceSmart, Inc.	67,930	6,263,146
Seria Co. Ltd.	733,400	31,620,587

		$122,545,840
Health Maintenance Organizations - 0.6%
Instituto Hermes Pardini S.A. (a)	1,045,400	$6,678,592
Odontoprev S.A.	3,468,755	12,520,581
Qualicorp S.A.	1,296,065	8,549,078

		$27,748,251
Insurance - 3.0%
Admiral Group PLC	354,924	$8,844,770
AUB Group Ltd. (h)	3,359,189	30,027,117
Hiscox Ltd.	3,413,346	46,785,798
Jardine Lloyd Thompson Group PLC	1,478,438	20,968,431
Samsung Fire & Marine Insurance Co. Ltd.	87,962	21,080,047
Sony Financial Holdings, Inc.	876,900	14,091,207

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
XL Group Ltd.	212,422	$8,467,141

		$150,264,511
Internet - 0.9%
Rightmove PLC	896,695	$44,803,950

Machinery & Tools - 1.9%
Aalberts Industries N.V.	242,140	$9,041,023
GEA Group AG	801,339	34,057,959
MonotaRO Co. Ltd. (l)	182,400	5,636,001
Neopost S.A.	167,887	6,445,876
Nissei ASB Machine Co. Ltd. (l)	224,500	5,597,880
Obara Group, Inc.	82,200	3,632,660
Rotork PLC	1,912,024	5,828,434
Spirax-Sarco Engineering PLC	278,609	16,647,111
T.K. Corp.	828,332	6,962,640

		$93,849,584
Medical & Health Technology & Services - 0.2%
Hogy Medical Co. Ltd.	39,800	$2,506,045
Miraca Holdings, Inc.	204,700	9,414,030

		$11,920,075
Medical Equipment - 3.4%
Ansell Ltd.	1,516,461	$27,886,927
Fisher & Paykel Healthcare Corp. Ltd.	6,286,957	42,749,418
Nakanishi, Inc.	466,000	18,166,173
Nihon Kohden Corp.	521,600	11,661,389
Smith & Nephew PLC	1,810,084	27,577,107
Sonova Holding AG	158,220	21,940,556
Terumo Corp.	366,600	12,727,109
William Demant Holdings A/S (a)	301,880	6,307,204

		$169,015,883
Metals & Mining - 0.8%
Iluka Resources Ltd.	3,585,295	$20,872,439
MOIL Ltd.	3,971,364	19,188,657

		$40,061,096
Natural Gas - Distribution - 1.0%
China Resources Gas Group Ltd.	9,032,000	$31,960,368
Italgas SpA (a)	2,977,041	13,059,331
Nippon Gas Co. Ltd.	128,400	3,742,549

		$48,762,248

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Network & Telecom - 0.4%
VTech Holdings Ltd.	1,671,365	$19,979,387

Oil Services - 0.6%
Aker Solutions ASA (a)	2,934,303	$17,685,377
TechnipFMC PLC (a)	431,940	14,095,676

		$31,781,053
Other Banks & Diversified Financials - 5.2%
Aeon Financial Service Co. Ltd.	730,200	$13,753,969
AEON Thana Sinsap Public Co. Ltd.	2,759,200	8,270,574
Chiba Bank Ltd.	2,538,451	16,302,816
Credicorp Ltd.	114,120	18,635,796
E.Sun Financial Holding Co. Ltd.	49,414,206	30,046,703
Federal Bank Ltd.	18,342,466	25,832,271
FinecoBank, S.p.A.	2,267,886	15,435,649
Grupo Financiero Inbursa S.A. de C.V.	4,599,534	7,623,204
Julius Baer Group Ltd.	275,408	13,747,716
Jyske Bank	590,933	29,895,773
Public Bank Berhad	4,513,977	20,297,852
Shizuoka Bank Ltd.	1,025,000	8,341,417
Shriram Transport Finance Co. Ltd.	1,696,859	28,169,924
Sydbank A/S	741,862	25,712,408

		$262,066,072
Pharmaceuticals - 1.3%
Genomma Lab Internacional S.A., “B” (a)	8,990,134	$10,732,123
Santen Pharmaceutical Co. Ltd.	2,042,300	29,571,433
Taiko Pharmaceutical Co. Ltd. (l)	165,800	2,819,181
Tsumura & Co.	184,000	5,768,077
Virbac SA (a)	97,768	15,305,864

		$64,196,678
Pollution Control - 0.3%
Daiseki Co. Ltd.	792,300	$16,154,864

Precious Metals & Minerals - 0.4%
Agnico-Eagle Mines Ltd.	516,614	$21,917,782

Railroad & Shipping - 0.2%
Pacific Basin Shipping Ltd. (a)	17,685,752	$3,754,937
Precious Shipping Public Co. Ltd. (a)	13,259,027	4,090,089

		$7,845,026

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Real Estate - 2.5%
Ascendas India Trust, REIT	31,933,900	$25,682,266
City Developments Ltd.	3,038,700	22,157,301
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	8,978,067	7,293,803
Deutsche Wohnen AG	730,026	24,037,407
LEG Immobilien AG	415,869	34,089,993
Midland Holdings Ltd. (a)(h)	43,113,000	11,483,486
TAG Immobilien AG	237,520	3,196,469

		$127,940,725
Restaurants - 3.2%
Ajisen (China) Holdings Ltd.	12,368,037	$4,758,468
Alsea S.A.B. de C.V.	2,525,778	8,416,899
Cafe De Coral Holdings Ltd.	6,194,000	20,284,025
Domino’s Pizza Group PLC	15,226,211	58,909,527
Heian Ceremony Service Co.	282,567	2,484,803
Jollibee Foods Corp.	1,686,170	6,637,142
Whitbread PLC	703,610	34,891,866
Yum China Holdings, Inc. (a)	899,200	24,458,240

		$160,840,970
Specialty Chemicals - 5.3%
Air Water, Inc.	376,000	$6,930,315
Croda International PLC	1,473,304	65,787,967
Elementis PLC	1,293,325	4,686,217
IMCD Group NV	218,300	10,731,223
Japan Pure Chemical Co. Ltd.	41,700	884,341
Kansai Paint Co. Ltd.	1,037,000	22,010,518
PT Astra Agro Lestari Tbk	12,369,500	13,831,042
PTT Global Chemical PLC	13,241,500	28,226,697
Sika AG	7,864	47,184,785
SK KAKEN Co. Ltd.	58,000	5,678,613
Symrise AG	885,210	58,870,282
Tikkurila Oyj	145,978	2,958,857

		$267,780,857
Specialty Stores - 3.0%
ABC-Mart, Inc.	362,200	$21,179,574
Card Factory PLC	704,875	2,516,943
Esprit Holdings Ltd. (a)	6,185,199	5,181,194
Howden Joinery Group PLC	2,446,335	13,292,962
Just Eat PLC (a)	3,909,756	27,725,698
NEXT PLC	329,802	17,850,625
Nitori Co. Ltd.	174,900	22,104,042
Ryohin Keikaku Co. Ltd.	47,500	10,406,225
Shimamura Co. Ltd.	52,800	6,976,448

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - continued
Super Retail Group Ltd. (l)	1,437,779	$11,259,247
XXL ASA	1,042,960	11,357,383

		$149,850,341
Telecommunications - Wireless - 0.6%
Cellnex Telecom S.A.U.	1,266,238	$20,903,981
Infrastrutture Wireless Italiane S.p.A. (n)	1,387,784	7,316,572

		$28,220,553
Telephone Services - 0.5%
Bezeq - The Israel Telecommunication Corp. Ltd.	6,073,425	$10,914,561
PT XL Axiata Tbk (a)	9,609,807	2,206,747
TDC A.S.	2,666,167	13,748,332

		$26,869,640
Tobacco - 0.3%
Swedish Match AB	481,706	$15,670,437

Trucking - 1.2%
DSV A.S.	510,451	$26,424,342
Kintetsu World Express, Inc.	277,200	4,188,003
Yamato Holdings Co. Ltd.	1,480,100	31,009,910

		$61,622,255
Utilities - Electric Power - 0.6%
CESC Ltd.	1,620,179	$20,988,597
Transmissora Alianca de Energia Eletrica S.A., IEU	1,125,230	8,248,907

		$29,237,504
Total Common Stocks (Identified Cost, $3,705,842,352)		$4,794,224,527

Preferred Stocks - 1.3%
Consumer Products - 0.5%
Henkel AG & Co. KGaA	184,457	$23,633,125

Forest & Paper Products - 0.1%
Suzano Papel e Celulose S.A.	1,857,000	$7,865,527

Metals & Mining - 0.1%
Usinas Siderurgicas de Minas Gerais S.A., “A” (a)	3,901,600	$5,533,477

Specialty Chemicals - 0.6%
Fuchs Petrolub SE	604,462	$29,488,536
Total Preferred Stocks (Identified Cost, $36,981,664)		$66,520,665

15

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%

	Strike Price		First Exercise	Shares/Par	Value ($)
Railroad & Shipping - 0.0%
Precious Shipping Public Co. Ltd. (1 share for 1 warrant) (Identified Cost, $0) (a)	THB	18	6/30/17	467,490	$23,672

Collateral for Securities Loaned - 1.0%
JPMorgan U.S. Government Money Market Fund, 0.63% (j) (Identified Cost, $52,076,732)				52,076,732	$52,076,732

Money Market Funds - 3.5%
MFS Institutional Money Market Portfolio, 0.7% (v) (Identified Cost, $177,803,807)				177,813,846	$177,796,064
Total Investments (Identified Cost, $3,972,704,555)					$5,090,641,660

Other Assets, Less Liabilities - (0.9)%					(47,461,649)
Net Assets - 100.0%					$5,043,180,011

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,316,572, representing 0.1% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

THB	Thailand Baht

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,746,405,116)	$4,871,334,993
Underlying affiliated funds, at value (identified cost, $177,803,807)	177,796,064
Other affiliated issuers, at value (identified cost, $48,495,632)	41,510,603
Total investments, at value, including $50,835,547 of securities on loan (identified cost, $3,972,704,555)	$5,090,641,660
Cash	222,996
Foreign currency, at value (identified cost, $34,473)	36,068
Receivables for
Investments sold	5,785
Fund shares sold	12,036,499
Interest and dividends	14,686,521
Other assets	16,235
Total assets	$5,117,645,764
Liabilities
Payables for
Investments purchased	$1,972,067
Fund shares reacquired	16,273,105
Collateral for securities loaned, at value (c)	52,076,732
Payable to affiliates
Investment adviser	247,949
Shareholder servicing costs	1,642,099
Distribution and service fees	25,305
Program manager fees	23
Payable for independent Trustees’ compensation	10,472
Deferred country tax expense payable	1,920,021
Accrued expenses and other liabilities	297,980
Total liabilities	$74,465,753
Net assets	$5,043,180,011
Net assets consist of
Paid-in capital	$3,948,477,069
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,920,021 deferred country tax)	1,115,793,061
Accumulated distributions in excess of net realized gain on investments and foreign currency	(12,737,288)
Accumulated distributions in excess of net investment income	(8,352,831)
Net assets	$5,043,180,011
Shares of beneficial interest outstanding	169,425,297

17

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,136,185,773	38,774,137	$29.30
Class B	15,068,522	529,046	28.48
Class C	153,014,170	5,471,056	27.97
Class I	1,936,390,326	64,264,661	30.13
Class R1	3,347,645	122,571	27.31
Class R2	51,340,676	1,798,549	28.55
Class R3	152,383,569	5,244,424	29.06
Class R4	296,012,385	10,112,099	29.27
Class R6	1,290,907,107	42,808,362	30.16
Class 529A	6,389,417	221,521	28.84
Class 529B	300,904	10,993	27.37
Class 529C	1,839,517	67,878	27.10

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $31.09 [100 / 94.25 x $29.30] and $30.60 [100 / 94.25 x $28.84], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
(c)	Non-cash collateral not included.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$32,834,644
Interest	232,849
Dividends from other affiliated issuers	2,004,419
Dividends from underlying affiliated funds	541,379
Other	13,850
Foreign taxes withheld	(2,152,875)
Total investment income	$33,474,266
Expenses
Management fee	$21,601,476
Distribution and service fees	2,702,256
Shareholder servicing costs	2,476,758
Program manager fees	4,071
Administrative services fee	312,011
Independent Trustees’ compensation	26,647
Custodian fee	597,680
Reimbursement of custodian expenses	(90,446)
Shareholder communications	192,561
Audit and tax fees	36,043
Legal fees	23,218
Miscellaneous	167,680
Total expenses	$28,049,955
Fees paid indirectly	(1,032)
Reduction of expenses by investment adviser and distributor	(742,775)
Net expenses	$27,306,148
Net investment income	$6,168,118
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$28,519,444
Underlying affiliated funds	(3,509)
Foreign currency	(1,222,107)
Net realized gain (loss) on investments and foreign currency	$27,293,828
Change in unrealized appreciation (depreciation)
Investments (net of $1,265,414 increase in deferred country tax)	$93,307,463
Translation of assets and liabilities in foreign currencies	34,976
Net unrealized gain (loss) on investments and foreign currency translation	$93,342,439
Net realized and unrealized gain (loss) on investments and foreign currency	$120,636,267
Change in net assets from operations	$126,804,385

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/17 (unaudited)	Year ended 9/30/16
From operations
Net investment income	$6,168,118	$50,241,595
Net realized gain (loss) on investments and foreign currency	27,293,828	91,302,033
Net unrealized gain (loss) on investments and foreign currency translation	93,342,439	343,398,879
Change in net assets from operations	$126,804,385	$484,942,507
Distributions declared to shareholders
From net investment income	$(66,937,519)	$(50,927,230)
From net realized gain on investments	(49,042,019)	—
Total distributions declared to shareholders	$(115,979,538)	$(50,927,230)
Change in net assets from fund share transactions	$254,410,065	$(454,099,616)
Total change in net assets	$265,234,912	$(20,084,339)
Net assets
At beginning of period	4,777,945,099	4,798,029,438
At end of period (including accumulated distributions in excess of net investment income of $8,352,831 and undistributed net investment income of $52,416,570, respectively)	$5,043,180,011	$4,777,945,099

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$29.34		$26.70	$27.64	$27.41	$23.23	$18.94
Income (loss) from investment operations
Net investment income (d)	$0.01	(c)	$0.26	$0.25	$0.27	$0.27	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.61		2.62	(0.88)	0.26	4.17	4.28
Total from investment operations	$0.62		$2.88	$(0.63)	$0.53	$4.44	$4.53
Less distributions declared to shareholders
From net investment income	$(0.36)		$(0.24)	$(0.31)	$(0.30)	$(0.26)	$(0.24)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.66)		$(0.24)	$(0.31)	$(0.30)	$(0.26)	$(0.24)
Net asset value, end of period (x)	$29.30		$29.34	$26.70	$27.64	$27.41	$23.23
Total return (%) (r)(s)(t)(x)	2.31	(c)(n)	10.87	(2.30)	1.97	19.29	24.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)(c)	1.37	1.37	1.36	1.39	1.41
Expenses after expense reductions (f)	1.32	(a)(c)	1.33	1.32	1.34	1.39	1.41
Net investment income	0.05	(a)(c)(l)	0.92	0.88	0.96	1.07	1.19
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$1,136,186		$1,359,996	$1,405,724	$1,555,607	$1,581,384	$1,309,494

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.40		$25.83	$26.68	$26.40	$22.34	$18.15
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09	)(c)	$0.04	$0.03	$0.03	$0.04	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		2.55	(0.85)	0.28	4.06	4.14
Total from investment operations	$0.51		$2.59	$(0.82)	$0.31	$4.10	$4.21
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.02)	$(0.03)	$(0.03)	$(0.04)	$(0.02)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.43)		$(0.02)	$(0.03)	$(0.03)	$(0.04)	$(0.02)
Net asset value, end of period (x)	$28.48		$28.40	$25.83	$26.68	$26.40	$22.34
Total return (%) (r)(s)(t)(x)	1.93	(c)(n)	10.04	(3.06)	1.18	18.39	23.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)(c)	2.12	2.12	2.11	2.14	2.16
Expenses after expense reductions (f)	2.07	(a)(c)	2.08	2.07	2.10	2.13	2.16
Net investment income (loss)	(0.69	)(a)(c)(l)	0.16	0.11	0.12	0.19	0.36
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$15,069		$17,469	$18,975	$23,690	$33,509	$45,496

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$27.93		$25.42	$26.32	$26.14	$22.17	$18.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09	)(c)	$0.05	$0.03	$0.06	$0.08	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.59		2.50	(0.83)	0.25	3.99	4.08
Total from investment operations	$0.50		$2.55	$(0.80)	$0.31	$4.07	$4.17
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.04)	$(0.10)	$(0.13)	$(0.10)	$(0.06)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.46)		$(0.04)	$(0.10)	$(0.13)	$(0.10)	$(0.06)
Net asset value, end of period (x)	$27.97		$27.93	$25.42	$26.32	$26.14	$22.17
Total return (%) (r)(s)(t)(x)	1.92	(c)(n)	10.06	(3.04)	1.17	18.41	23.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)(c)	2.12	2.12	2.11	2.14	2.16
Expenses after expense reductions (f)	2.07	(a)(c)	2.08	2.07	2.10	2.14	2.16
Net investment income (loss)	(0.68	)(a)(c)(l)	0.17	0.12	0.21	0.32	0.45
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$153,014		$166,306	$166,327	$184,614	$184,560	$152,757

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$30.20		$27.48	$28.45	$28.20	$23.88	$19.48
Income (loss) from investment operations
Net investment income (d)	$0.05	(c)	$0.33	$0.33	$0.36	$0.35	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		2.71	(0.92)	0.26	4.29	4.37
Total from investment operations	$0.67		$3.04	$(0.59)	$0.62	$4.64	$4.70
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.32)	$(0.38)	$(0.37)	$(0.32)	$(0.30)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.74)		$(0.32)	$(0.38)	$(0.37)	$(0.32)	$(0.30)
Net asset value, end of period (x)	$30.13		$30.20	$27.48	$28.45	$28.20	$23.88
Total return (%) (r)(s)(x)	2.43	(c)(n)	11.14	(2.11)	2.19	19.63	24.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)(c)	1.12	1.12	1.11	1.14	1.16
Expenses after expense reductions (f)	1.07	(a)(c)	1.08	1.07	1.10	1.14	1.16
Net investment income	0.37	(a)(c)(l)	1.15	1.13	1.24	1.34	1.52
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$1,936,390		$1,670,850	$1,779,171	$1,871,618	$1,530,692	$968,523

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$27.32		$24.82	$25.61	$25.52	$21.64	$17.65
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.08	)(c)	$0.05	$0.02	$0.04	$0.17	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		2.45	(0.81)	0.26	3.80	3.99
Total from investment operations	$0.48		$2.50	$(0.79)	$0.30	$3.97	$4.08
Less distributions declared to shareholders
From net investment income	$(0.19)		$—	$—	$(0.21)	$(0.09)	$(0.09)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.49)		$—	$—	$(0.21)	$(0.09)	$(0.09)
Net asset value, end of period (x)	$27.31		$27.32	$24.82	$25.61	$25.52	$21.64
Total return (%) (r)(s)(x)	1.91	(c)(n)	10.07	(3.08)	1.17	18.43	23.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)(c)	2.12	2.12	2.11	2.15	2.16
Expenses after expense reductions (f)	2.07	(a)(c)	2.08	2.07	2.10	2.15	2.16
Net investment income (loss)	(0.65	)(a)(c)(l)	0.19	0.06	0.17	0.70	0.46
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$3,348		$3,265	$3,260	$7,403	$8,642	$2,869

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.56		$25.98	$26.90	$26.72	$22.66	$18.47
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02	)(c)	$0.18	$0.16	$0.19	$0.22	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		2.57	(0.85)	0.25	4.06	4.17
Total from investment operations	$0.58		$2.75	$(0.69)	$0.44	$4.28	$4.37
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.17)	$(0.23)	$(0.26)	$(0.22)	$(0.18)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.59)		$(0.17)	$(0.23)	$(0.26)	$(0.22)	$(0.18)
Net asset value, end of period (x)	$28.55		$28.56	$25.98	$26.90	$26.72	$22.66
Total return (%) (r)(s)(x)	2.20	(c)(n)	10.61	(2.57)	1.65	19.03	23.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)(c)	1.62	1.62	1.61	1.64	1.66
Expenses after expense reductions (f)	1.57	(a)(c)	1.58	1.57	1.60	1.64	1.66
Net investment income (loss)	(0.17	)(a)(c)(l)	0.66	0.60	0.70	0.89	0.99
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$51,341		$54,065	$60,527	$75,355	$76,634	$48,637

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$29.11		$26.50	$27.45	$27.23	$23.09	$18.85
Income (loss) from investment operations
Net investment income (d)	$0.01	(c)	$0.25	$0.24	$0.27	$0.29	$0.27
Net realized and unrealized gain (loss) on investments and foreign currency	0.61		2.61	(0.88)	0.26	4.12	4.23
Total from investment operations	$0.62		$2.86	$(0.64)	$0.53	$4.41	$4.50
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.25)	$(0.31)	$(0.31)	$(0.27)	$(0.26)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.67)		$(0.25)	$(0.31)	$(0.31)	$(0.27)	$(0.26)
Net asset value, end of period (x)	$29.06		$29.11	$26.50	$27.45	$27.23	$23.09
Total return (%) (r)(s)(x)	2.33	(c)(n)	10.85	(2.33)	1.94	19.29	24.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.35	(a)(c)	1.37	1.37	1.36	1.39	1.41
Expenses after expense reductions (f)	1.32	(a)(c)	1.33	1.32	1.34	1.39	1.41
Net investment income	0.08	(a)(c)(l)	0.92	0.88	0.96	1.15	1.29
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$152,384		$157,360	$145,450	$155,509	$144,977	$93,526

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$29.36		$26.72	$27.67	$27.43	$23.25	$18.97
Income (loss) from investment operations
Net investment income (d)	$0.05	(c)	$0.32	$0.32	$0.33	$0.34	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		2.64	(0.89)	0.27	4.16	4.24
Total from investment operations	$0.65		$2.96	$(0.57)	$0.60	$4.50	$4.58
Less distributions declared to shareholders
From net investment income	$(0.44)		$(0.32)	$(0.38)	$(0.36)	$(0.32)	$(0.30)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.74)		$(0.32)	$(0.38)	$(0.36)	$(0.32)	$(0.30)
Net asset value, end of period (x)	$29.27		$29.36	$26.72	$27.67	$27.43	$23.25
Total return (%) (r)(s)(x)	2.43	(c)(n)	11.16	(2.07)	2.19	19.56	24.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)(c)	1.12	1.12	1.11	1.14	1.16
Expenses after expense reductions (f)	1.07	(a)(c)	1.08	1.07	1.10	1.14	1.16
Net investment income	0.32	(a)(c)(l)	1.15	1.15	1.15	1.36	1.60
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$296,012		$312,467	$337,705	$350,430	$416,387	$282,570

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R6			2016	2015	2014	2013	2012 (i)

Net asset value, beginning of period	$30.24		$27.51	$28.48	$28.22	$23.88	$21.12
Income (loss) from investment operations
Net investment income (d)	$0.07	(c)	$0.38	$0.37	$0.40	$0.38	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		2.70	(0.93)	0.25	4.28	2.64	(g)
Total from investment operations	$0.70		$3.08	$(0.56)	$0.65	$4.66	$2.76
Less distributions declared to shareholders
From net investment income	$(0.48)		$(0.35)	$(0.41)	$(0.39)	$(0.32)	$—
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.78)		$(0.35)	$(0.41)	$(0.39)	$(0.32)	$—
Net asset value, end of period (x)	$30.16		$30.24	$27.51	$28.48	$28.22	$23.88
Total return (%) (r)(s)(x)	2.52	(c)(n)	11.30	(1.96)	2.31	19.74	13.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)(c)	1.00	1.00	1.00	1.02	1.05	(a)
Expenses after expense reductions (f)	0.95	(a)(c)	0.95	0.95	0.99	1.02	1.05	(a)
Net investment income	0.50	(a)(c)(l)	1.32	1.27	1.36	1.48	1.61	(a)
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$1,290,907		$1,027,737	$872,671	$823,847	$652,771	$438,906
See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class 529A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.90		$26.31	$27.25	$27.03	$22.90	$18.68
Income (loss) from investment operations
Net investment income (d)	$0.01	(c)	$0.25	$0.24	$0.28	$0.26	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		2.59	(0.87)	0.24	4.12	4.20
Total from investment operations	$0.61		$2.84	$(0.63)	$0.52	$4.38	$4.45
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.25)	$(0.31)	$(0.30)	$(0.25)	$(0.23)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.67)		$(0.25)	$(0.31)	$(0.30)	$(0.25)	$(0.23)
Net asset value, end of period (x)	$28.84		$28.90	$26.31	$27.25	$27.03	$22.90
Total return (%) (r)(s)(t)(x)	2.30	(c)(n)	10.87	(2.31)	1.92	19.32	24.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)(c)	1.47	1.47	1.46	1.49	1.51
Expenses after expense reductions (f)	1.32	(a)(c)	1.33	1.33	1.34	1.40	1.46
Net investment income	0.09	(a)(c)(l)	0.93	0.88	0.98	1.06	1.18
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$6,389		$6,193	$5,911	$6,174	$5,740	$4,637

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class 529B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$27.51		$24.85	$25.67	$25.50	$21.62	$17.60
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04	)(c)	$0.20	$0.01	$0.02	$0.06	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	0.56		2.46	(0.80)	0.26	3.90	4.00
Total from investment operations	$0.52		$2.66	$(0.79)	$0.28	$3.96	$4.07
Less distributions declared to shareholders
From net investment income	$(0.36)		$—	$(0.03)	$(0.11)	$(0.08)	$(0.05)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.66)		$—	$(0.03)	$(0.11)	$(0.08)	$(0.05)
Net asset value, end of period (x)	$27.37		$27.51	$24.85	$25.67	$25.50	$21.62
Total return (%) (r)(s)(t)(x)	2.09	(c)(n)	10.70	(3.06)	1.11	18.37	23.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82	(a)(c)	1.61	2.22	2.20	2.24	2.26
Expenses after expense reductions (f)	1.72	(a)(c)	1.50	2.11	2.13	2.17	2.21
Net investment income (loss)	(0.32	)(a)(c)(l)	0.76	0.04	0.06	0.27	0.35
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$301		$330	$344	$499	$748	$627

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class 529C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$27.08		$24.66	$25.56	$25.41	$21.59	$17.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.09	)(c)	$0.04	$0.02	$0.04	$0.06	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.57		2.43	(0.80)	0.24	3.89	3.96
Total from investment operations	$0.48		$2.47	$(0.78)	$0.28	$3.95	$4.06
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.05)	$(0.12)	$(0.13)	$(0.13)	$(0.10)
From net realized gain on investments	(0.30)		—	—	—	—	—
Total distributions declared to shareholders	$(0.46)		$(0.05)	$(0.12)	$(0.13)	$(0.13)	$(0.10)
Net asset value, end of period (x)	$27.10		$27.08	$24.66	$25.56	$25.41	$21.59
Total return (%) (r)(s)(t)(x)	1.91	(c)(n)	10.03	(3.08)	1.09	18.38	23.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)(c)	2.22	2.22	2.21	2.24	2.26
Expenses after expense reductions (f)	2.12	(a)(c)	2.12	2.12	2.14	2.19	2.21
Net investment income (loss)	(0.71	)(a)(c)(l)	0.14	0.09	0.15	0.27	0.51
Portfolio turnover	8	(n)	13	15	14	15	21
Net assets at end of period (000 omitted)	$1,840		$1,909	$1,965	$2,015	$1,913	$1,494

See Notes to Financial Statements

32

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

33

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International New Discovery Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

34

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

35

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,186,655,142	$—	$—	$1,186,655,142
Japan	900,462,841	4,904,689	—	905,367,530
Germany	357,537,520	—	—	357,537,520
France	202,968,436	—	—	202,968,436
Hong Kong	171,802,903	—	—	171,802,903
Australia	160,774,921	—	—	160,774,921
China	144,117,616	—	—	144,117,616
India	141,853,821	—	—	141,853,821
Spain	121,298,830	—	—	121,298,830
Other Countries	1,427,804,785	40,587,360	—	1,468,392,145
Mutual Funds	229,872,796	—	—	229,872,796
Total Investments	$5,045,149,611	$45,492,049	$—	$5,090,641,660

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,586,299,578 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

36

Notes to Financial Statements (unaudited) – continued

currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $50,835,547. The fair value of the fund’s investment securities on loan and a related liability of $52,076,732 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,378,673. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

37

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items

38

Notes to Financial Statements (unaudited) – continued

of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/16
Ordinary income (including any short-term capital gains)	$50,927,230

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/17
Cost of investments	$4,004,023,231
Gross appreciation	1,318,712,636
Gross depreciation	(232,094,207)
Net unrealized appreciation (depreciation)	$1,086,618,429

As of 9/30/16
Undistributed ordinary income	53,204,091
Undistributed long-term capital gain	40,329,579
Other temporary differences	(1,701,127)
Net unrealized appreciation (depreciation)	992,045,552

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will

39

Notes to Financial Statements (unaudited) – continued

convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/17	Year ended 9/30/16	Six months ended 3/31/17	Year ended 9/30/16
Class A	$15,904,675	$12,649,875	$13,268,167	$—
Class B	75,647	16,424	173,248	—
Class C	914,080	285,680	1,734,531	—
Class I	25,451,336	20,669,811	17,408,705	—
Class R1	23,948	—	37,806	—
Class R2	531,389	378,775	556,493	—
Class R3	1,977,228	1,396,765	1,602,692	—
Class R4	4,651,039	3,997,456	3,188,527	—
Class R6	17,312,942	11,471,066	10,981,873	—
Class 529A	79,915	57,447	65,382	—
Class 529B	4,044	—	3,379	—
Class 529C	11,276	3,931	21,216	—
Total	$66,937,519	$50,927,230	$49,042,019	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from October 1, 2016 through January 26, 2017, the management fee was computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $4.5 billion of average daily net assets	0.925%
Average daily net assets in excess of $5 billion	0.850%

The investment adviser had agreed in writing to reduce its management fee to 0.90% of average daily net assets in excess of $1 billion up to $3 billion, 0.85% of average daily net assets in excess of $3 billion up to $5 billion, 0.80% of average daily net assets in excess of $5 billion up to $10 billion, and 0.75% of average daily net assets in excess of $10 billion. This written agreement terminated on January 26, 2017. For the period from October 1, 2016 through January 26, 2017, this management fee reduction amounted to $554,486, which is included in the reduction of total expenses in the Statement of Operations.

Effective January 27, 2017, the management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.975%
Next $500 million of average daily net assets	0.925%
Next $2 billion of average daily net assets	0.90%
Next $2 billion of average daily net assets	0.85%
Next $5 billion of average daily net assets	0.80%
Average daily net assets in excess of $10 billion	0.75%

40

Notes to Financial Statements (unaudited) – continued

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended March 31, 2017, this management fee reduction amounted to $175,115, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.88% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received 106,834 and $1,871 for the six months ended March 31, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively. The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,514,405
Class B	0.75%	0.25%	1.00%	1.00%	77,316
Class C	0.75%	0.25%	1.00%	1.00%	764,722
Class R1	0.75%	0.25%	1.00%	1.00%	16,204
Class R2	0.25%	0.25%	0.50%	0.50%	125,917
Class R3	—	0.25%	0.25%	0.25%	186,133
Class 529A	—	0.25%	0.25%	0.20%	7,528
Class 529B	0.75%	0.25%	1.00%	0.60%	913
Class 529C	0.75%	0.25%	1.00%	1.00%	9,118
Total Distribution and Service Fees					$2,702,256

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2017, this rebate amounted to $9,409, $25, $195, $6, $1,444, $28, and $32 for Class A, Class B, Class C, Class R3, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the period October 1, 2016 through December 31, 2016, the 0.75% distribution fee was not imposed for Class 529B shares.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and

41

Notes to Financial Statements (unaudited) – continued

Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2017, were as follows:

Class A	$2,304
Class B	14,636
Class C	6,341

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2018, unless MFD elects to extend the waiver. For the six months ended March 31, 2017, this waiver amounted to $2,035 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2017, were as follows:

	Fee	Waiver
Class 529A	$3,011	$1,506
Class 529B	149	74
Class 529C	911	455
Total Program Manager Fees and Waivers	$4,071	$2,035

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2017, the fee was $132,865, which equated to 0.0056% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,343,893.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on

42

Notes to Financial Statements (unaudited) – continued

average daily net assets. The administrative services fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.0132% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then- current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $14 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $1,816 at March 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2017, the fee paid by the fund under this agreement was $4,348 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 9,940 shares of Class I for an aggregate amount of $278,912. On March 16, 2017, MFS redeemed 16,507 shares of Class I for an aggregate amount of $493,902.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant

43

Notes to Financial Statements (unaudited) – continued

to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $371,184 and $34,435 respectively. The sales transactions resulted in net realized gains (losses) of $378.

(4) Portfolio Securities

For the six months ended March 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $561,315,894 and $357,613,543, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,039,867	$112,826,760	6,881,321	$189,470,183
Class B	22,908	622,610	55,835	1,492,217
Class C	238,663	6,377,060	446,803	11,808,622
Class I	17,414,366	502,946,700	20,788,525	600,445,049
Class R1	28,682	747,022	24,136	619,191
Class R2	252,424	6,856,139	459,668	12,433,386
Class R3	555,963	15,427,124	1,747,783	48,271,134
Class R4	1,209,968	33,760,402	2,891,985	79,564,016
Class R6	9,778,770	277,538,904	5,391,305	154,278,346
Class 529A	23,010	635,422	23,248	636,582
Class 529B	161	4,211	769	19,942
Class 529C	2,878	74,579	8,100	207,447
	33,567,660	$957,816,933	38,719,478	$1,099,246,115

Shares issued to shareholders in reinvestment of distributions
Class A	1,003,762	$27,242,093	432,759	$11,896,538
Class B	9,233	244,108	600	16,057
Class C	92,254	2,394,906	9,699	255,383
Class I	1,264,221	35,259,112	582,138	16,439,574
Class R1	2,436	61,754	—	—
Class R2	39,145	1,035,781	13,224	354,527
Class R3	133,033	3,579,920	51,201	1,396,765
Class R4	267,985	7,259,724	135,818	3,729,566
Class R6	963,817	26,890,489	378,352	10,688,458
Class 529A	5,440	145,297	2,121	57,447
Class 529B	292	7,423	—	—
Class 529C	1,291	32,492	154	3,931
	3,782,909	$104,153,099	1,606,066	$44,838,246

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(12,621,779)	$(354,987,699)	(13,612,270)	$(378,113,518)
Class B	(118,163)	(3,212,585)	(175,927)	(4,732,373)
Class C	(815,206)	(21,786,687)	(1,044,378)	(27,591,944)
Class I	(9,743,787)	(279,944,715)	(30,795,167)	(870,726,340)
Class R1	(28,076)	(730,224)	(35,938)	(920,819)
Class R2	(386,141)	(10,539,302)	(909,164)	(24,749,990)
Class R3	(849,941)	(23,754,508)	(1,882,885)	(51,330,806)
Class R4	(2,008,699)	(56,328,366)	(5,022,588)	(138,120,624)
Class R6	(1,920,914)	(55,475,150)	(3,500,329)	(100,382,150)
Class 529A	(21,211)	(585,260)	(35,741)	(994,426)
Class 529B	(1,462)	(38,120)	(2,623)	(68,179)
Class 529C	(6,782)	(177,351)	(17,425)	(452,808)
	(28,522,161)	$(807,559,967)	(57,034,435)	$(1,598,183,977)

Net change
Class A	(7,578,150)	$(214,918,846)	(6,298,190)	$(176,746,797)
Class B	(86,022)	(2,345,867)	(119,492)	(3,224,099)
Class C	(484,289)	(13,014,721)	(587,876)	(15,527,939)
Class I	8,934,800	258,261,097	(9,424,504)	(253,841,717)
Class R1	3,042	78,552	(11,802)	(301,628)
Class R2	(94,572)	(2,647,382)	(436,272)	(11,962,077)
Class R3	(160,945)	(4,747,464)	(83,901)	(1,662,907)
Class R4	(530,746)	(15,308,240)	(1,994,785)	(54,827,042)
Class R6	8,821,673	248,954,243	2,269,328	64,584,654
Class 529A	7,239	195,459	(10,372)	(300,397)
Class 529B	(1,009)	(26,486)	(1,854)	(48,237)
Class 529C	(2,613)	(70,280)	(9,171)	(241,430)
	8,828,408	$254,410,065	(16,708,891)	$(454,099,616)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Moderate Allocation Fund were the owners of record of approximately 13%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for

45

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2017, the fund’s commitment fee and interest expense were $16,158 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	229,470,550	309,075,104	(360,731,808)	177,813,846

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,509)	$—	$541,379	$177,796,064

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
AUB Group Ltd.	3,359,189	—	—	3,359,189
Midland Holdings Ltd.	43,113,000	—	—	43,113,000

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
AUB Group Ltd.	$—	$—	$713,660	$30,027,117
Midland Holdings Ltd.	—	—	1,290,759	11,483,486
Total	$—	$—	$2,004,419	$41,510,603

46

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust V, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	13,425,768,195.026	145,995,050.630
John A. Caroselli	13,426,248,732.045	145,514,540.320
Maureen R. Goldfarb	13,431,437,115.566	140,326,183.970
David H. Gunning	13,341,193,821.566	230,569,477.970
Michael Hegarty	13,351,204,717.624	220,558,536.512
John P. Kavanaugh	13,429,227,519.865	142,535,752.501
Robert J. Manning	13,359,785,030.911	211,978,241.455
Clarence Otis, Jr.	13,427,354,763.969	144,408,508.397
Maryanne L. Roepke	13,430,356,360.627	141,406,957.139
Robin A. Stelmach	13,421,793,806.952	149,969,474.354
Laurie J. Thomsen	13,363,468,290.422	208,295,027.344

47

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

48

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

49

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

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SEMIANNUAL REPORT

March 31, 2017

MFS® RESEARCH FUND

MFR-SEM

MFS® RESEARCH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying the new presidential administration in the United States,

most markets have proved resilient. U.S. share prices have reached new highs and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve could hike rates more aggressively. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies to reinvigorate slow-growing economies.

Globally, economic growth has shown signs of recovery of late, led by China, the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already-slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Citigroup, Inc.	2.5%
Visa, Inc., “A”	2.4%
Alphabet, Inc., “A”	2.3%
Facebook, Inc., “A”	2.3%
Amazon.com, Inc.	2.1%
Apple, Inc.	2.0%
Pfizer, Inc.	1.8%
Honeywell International, Inc.	1.6%
U.S. Bancorp	1.6%
Philip Morris International, Inc.	1.6%

Global equity sectors
Technology	20.1%
Financial Services	16.9%
Health Care	14.0%
Capital Goods	13.6%
Consumer Cyclicals	12.9%
Energy	9.5%
Consumer Staples	7.7%
Telecommunications/Cable Television (s)	4.2%

(s)	Includes securities sold short.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 3/31/17.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2016 through March 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2016 through March 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/16	Ending Account Value 3/31/17	Expenses Paid During Period (p) 10/01/16-3/31/17
A	Actual	0.82%	$1,000.00	$1,081.76	$4.26
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13
B	Actual	1.57%	$1,000.00	$1,077.80	$8.13
	Hypothetical (h)	1.57%	$1,000.00	$1,017.10	$7.90
C	Actual	1.57%	$1,000.00	$1,077.91	$8.13
	Hypothetical (h)	1.57%	$1,000.00	$1,017.10	$7.90
I	Actual	0.57%	$1,000.00	$1,083.13	$2.96
	Hypothetical (h)	0.57%	$1,000.00	$1,022.09	$2.87
R1	Actual	1.57%	$1,000.00	$1,077.87	$8.13
	Hypothetical (h)	1.57%	$1,000.00	$1,017.10	$7.90
R2	Actual	1.07%	$1,000.00	$1,080.55	$5.55
	Hypothetical (h)	1.07%	$1,000.00	$1,019.60	$5.39
R3	Actual	0.82%	$1,000.00	$1,081.81	$4.26
	Hypothetical (h)	0.82%	$1,000.00	$1,020.84	$4.13
R4	Actual	0.57%	$1,000.00	$1,083.38	$2.96
	Hypothetical (h)	0.57%	$1,000.00	$1,022.09	$2.87
R6	Actual	0.48%	$1,000.00	$1,083.68	$2.49
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements).

4

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)
Aerospace - 3.9%
Honeywell International, Inc.	664,859	$83,020,943
Leidos Holdings, Inc.	489,691	25,042,798
Northrop Grumman Corp.	189,876	45,160,108
United Technologies Corp.	377,662	42,377,453

		$195,601,302
Alcoholic Beverages - 1.2%
Constellation Brands, Inc., “A”	215,523	$34,929,813
Molson Coors Brewing Co.	279,389	26,740,321

		$61,670,134
Apparel Manufacturers - 1.8%
Hanesbrands, Inc.	978,010	$20,303,488
NIKE, Inc., “B”	1,219,824	67,980,791

		$88,284,279
Automotive - 0.7%
Delphi Automotive PLC	406,761	$32,740,193

Biotechnology - 2.4%
Biogen, Inc. (a)	202,689	$55,419,226
Celgene Corp. (a)	542,098	67,453,254

		$122,872,480
Broadcasting - 0.7%
Twenty-First Century Fox, Inc.	1,049,305	$33,986,989

Brokerage & Asset Managers - 1.6%
Blackstone Group LP	1,201,587	$35,687,134
NASDAQ, Inc.	662,127	45,984,720

		$81,671,854
Business Services - 4.3%
Accenture PLC, “A”	325,514	$39,022,618
Cognizant Technology Solutions Corp., “A” (a)	677,444	40,321,467
Equifax, Inc.	195,075	26,674,555
Fidelity National Information Services, Inc.	515,394	41,035,670
Fiserv, Inc. (a)	255,860	29,503,217
Global Payments, Inc.	496,328	40,043,743

		$216,601,270

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 1.7%
Charter Communications, Inc., “A” (a)	48,147	$15,759,476
Comcast Corp., “A”	1,874,736	70,471,326

		$86,230,802
Chemicals - 3.2%
Celanese Corp.	281,091	$25,256,026
E.I. du Pont de Nemours & Co.	495,046	39,767,045
Monsanto Co.	347,611	39,349,565
PPG Industries, Inc.	563,556	59,218,464

		$163,591,100
Computer Software - 2.0%
Adobe Systems, Inc. (a)	348,682	$45,373,989
Salesforce.com, Inc. (a)	687,552	56,716,164

		$102,090,153
Computer Software - Systems - 3.6%
Apple, Inc. (s)	716,757	$102,969,311
Constellation Software, Inc.	50,358	24,746,365
Hewlett Packard Enterprise	1,347,209	31,928,853
SS&C Technologies Holdings, Inc.	671,564	23,773,366

		$183,417,895
Construction - 1.1%
Sherwin-Williams Co.	155,203	$48,142,419
Toll Brothers, Inc.	215,849	7,794,307

		$55,936,726
Consumer Products - 1.1%
Coty, Inc., “A”	1,476,553	$26,769,906
Newell Brands, Inc.	648,565	30,592,811

		$57,362,717
Consumer Services - 1.1%
Priceline Group, Inc. (a)	30,739	$54,714,498

Containers - 0.5%
Berry Plastics Group, Inc. (a)	558,515	$27,127,074

Electrical Equipment - 1.1%
Fortive Corp.	1	$30
Johnson Controls International PLC	1,259,779	53,061,891

		$53,061,921

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 2.2%
Applied Materials, Inc.	471,579	$18,344,423
Broadcom Corp.	212,477	46,523,964
Texas Instruments, Inc.	560,073	45,119,481

		$109,987,868
Energy - Independent - 3.7%
Energen Corp. (a)	467,040	$25,425,658
EOG Resources, Inc.	678,614	66,198,796
EQT Corp.	517,496	31,619,006
Noble Energy, Inc.	674,778	23,171,876
Pioneer Natural Resources Co.	210,611	39,222,087

		$185,637,423
Energy - Integrated - 0.9%
Exxon Mobil Corp.	544,313	$44,639,109

Entertainment - 1.1%
Time Warner, Inc.	569,747	$55,669,979

Food & Beverages - 3.8%
Blue Buffalo Pet Products, Inc. (a)	847,701	$19,497,123
Cal-Maine Foods, Inc. (l)	521,260	19,182,368
J.M. Smucker Co.	147,855	19,380,833
Mondelez International, Inc.	886,280	38,180,942
PepsiCo, Inc.	628,824	70,340,253
TreeHouse Foods, Inc. (a)	269,454	22,811,976

		$189,393,495
General Merchandise - 1.9%
Costco Wholesale Corp.	366,146	$61,399,023
Dollar Tree, Inc. (a)	461,003	36,170,295

		$97,569,318
Health Maintenance Organizations - 1.5%
Cigna Corp.	141,407	$20,714,711
UnitedHealth Group, Inc.	346,012	56,749,428

		$77,464,139
Insurance - 2.4%
American International Group, Inc.	303,531	$18,949,440
Aon PLC	567,018	67,299,366
Chubb Ltd.	272,178	37,084,253

		$123,333,059

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 6.5%
Alibaba Group Holding Ltd., ADR (a)	208,025	$22,431,336
Alphabet, Inc., “A” (a)(s)	139,087	117,917,959
Alphabet, Inc., “C” (a)	56,449	46,827,832
Facebook, Inc., “A” (a)	818,114	116,213,094
LogMeIn, Inc.	277,792	27,084,720

		$330,474,941
Leisure & Toys - 0.4%
Electronic Arts, Inc. (a)	251,093	$22,477,845

Machinery & Tools - 1.6%
Roper Technologies, Inc.	313,184	$64,669,364
SPX FLOW, Inc. (a)	504,276	17,503,420

		$82,172,784
Major Banks - 3.2%
Goldman Sachs Group, Inc.	96,623	$22,196,236
Morgan Stanley	1,517,153	64,994,834
PNC Financial Services Group, Inc.	629,586	75,701,421

		$162,892,491
Medical & Health Technology & Services - 0.5%
McKesson Corp.	155,305	$23,025,519

Medical Equipment - 5.0%
Danaher Corp. (s)	550,673	$47,099,062
Medtronic PLC	878,600	70,780,016
PerkinElmer, Inc.	737,806	42,837,016
Steris PLC	219,997	15,280,992
Stryker Corp.	290,860	38,291,719
Zimmer Biomet Holdings, Inc.	319,664	39,034,171

		$253,322,976
Natural Gas - Distribution - 0.7%
Sempra Energy	305,195	$33,724,048

Natural Gas - Pipeline - 0.5%
Enterprise Products Partners LP	839,362	$23,174,785

Network & Telecom - 1.5%
Cisco Systems, Inc.	2,163,490	$73,125,962

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 1.2%
Halliburton Co.	702,886	$34,589,020
Schlumberger Ltd.	338,678	26,450,752

		$61,039,772
Other Banks & Diversified Financials - 8.0%
Citigroup, Inc.	2,109,130	$126,168,157
Discover Financial Services	497,222	34,005,013
Northern Trust Corp.	230,523	19,958,681
U.S. Bancorp	1,584,618	81,607,827
Visa, Inc., “A”	1,336,808	118,802,127
Wintrust Financial Corp.	349,654	24,168,084

		$404,709,889
Pharmaceuticals - 4.6%
Allergan PLC	196,660	$46,986,007
Eli Lilly & Co.	594,548	50,007,432
Pfizer, Inc.	2,678,868	91,644,074
Zoetis, Inc.	774,134	41,315,532

		$229,953,045
Railroad & Shipping - 1.5%
Canadian Pacific Railway Ltd.	184,186	$27,060,607
Union Pacific Corp.	470,715	49,858,133

		$76,918,740
Real Estate - 1.6%
Store Capital Corp., REIT	2,213,067	$52,848,040
Tanger Factory Outlet Centers, Inc., REIT	895,955	29,360,445

		$82,208,485
Restaurants - 2.2%
Aramark	829,767	$30,593,509
Panera Bread Co., “A” (a)	88,508	23,177,590
Starbucks Corp.	998,094	58,278,709

		$112,049,808
Specialty Stores - 3.6%
Amazon.com, Inc. (a)	121,514	$107,727,022
Ross Stores, Inc.	515,502	33,956,117
Tractor Supply Co.	304,136	20,976,260
Urban Outfitters, Inc. (a)	898,064	21,338,001

		$183,997,400

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - 1.8%
American Tower Corp., REIT	526,807	$64,028,123
SBA Communications Corp., REIT (a)	211,053	25,404,450

		$89,432,573
Telephone Services - 0.9%
Verizon Communications, Inc.	940,173	$45,833,434

Tobacco - 1.6%
Philip Morris International, Inc.	721,030	$81,404,287

Utilities - Electric Power - 2.7%
American Electric Power Co., Inc.	312,336	$20,967,115
CMS Energy Corp.	891,517	39,886,470
NextEra Energy, Inc.	331,371	42,538,095
Xcel Energy, Inc.	684,285	30,416,468

		$133,808,148
Total Common Stocks (Identified Cost, $3,764,220,562)		$5,006,402,709

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.7% (v) (Identified Cost, $18,844,724)	18,846,607	$18,844,723

Collateral for Securities Loaned - 0.1%
JPMorgan U.S. Government Money Market Fund, 0.63% (j) (Identified Cost, $5,443,550)	5,443,550	$5,443,550
Total Investments (Identified Cost, $3,788,508,836)		$5,030,690,982

Securities Sold Short - (0.2)%
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT (Proceeds Received, $9,666,704)	(116,649)	$(11,017,498)

Other Assets, Less Liabilities - 0.6%		31,075,577
Net Assets - 100.0%		$5,050,749,061

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

10

Portfolio of Investments (unaudited) – continued

At March 31, 2017, the fund had cash collateral of $30,497 and other liquid securities with an aggregate value of $20,769,250 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $3,769,664,112)	$5,011,846,259
Underlying affiliated funds, at value (identified cost, $18,844,724)	18,844,723
Total investments, at value, including $5,306,560 of securities on loan (identified cost, $3,788,508,836)	$5,030,690,982
Cash	644,018
Deposits with brokers	30,497
Receivables for
Investments sold	38,899,586
Fund shares sold	15,275,076
Interest and dividends	4,473,525
Other assets	85,407
Total assets	$5,090,099,091
Liabilities
Payables for
Securities sold short, at value (proceeds received, $9,666,704)	$11,017,498
Investments purchased	9,912,497
Fund shares reacquired	11,410,257
Collateral for securities loaned, at value	5,443,550
Payable to affiliates
Investment adviser	122,770
Shareholder servicing costs	1,300,414
Distribution and service fees	28,517
Payable for independent Trustees’ compensation	100,086
Accrued expenses and other liabilities	14,441
Total liabilities	$39,350,030
Net assets	$5,050,749,061
Net assets consist of
Paid-in capital	$3,615,963,752
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,240,831,377
Accumulated net realized gain (loss) on investments and foreign currency	169,983,854
Undistributed net investment income	23,970,078
Net assets	$5,050,749,061
Shares of beneficial interest outstanding	126,626,384

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,440,609,455	61,258,069	$39.84
Class B	23,158,369	633,475	36.56
Class C	138,838,996	3,824,845	36.30
Class I	989,135,613	24,244,565	40.80
Class R1	4,367,552	122,110	35.77
Class R2	28,107,468	726,263	38.70
Class R3	48,907,910	1,234,453	39.62
Class R4	50,935,702	1,278,570	39.84
Class R6	1,326,687,996	33,304,034	39.84

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $42.27 [100 / 94.25 x $39.84]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$41,893,493
Interest	30,380
Dividends from underlying affiliated funds	67,646
Other	13,576
Foreign taxes withheld	(34,854)
Total investment income	$41,970,241
Expenses
Management fee	$10,564,348
Distribution and service fees	3,878,832
Shareholder servicing costs	1,980,702
Administrative services fee	312,011
Independent Trustees’ compensation	33,787
Custodian fee	88,723
Reimbursement of custodian expenses	(49,679)
Shareholder communications	100,283
Audit and tax fees	27,447
Legal fees	23,786
Dividend and interest expense on securities sold short	272,405
Miscellaneous	166,548
Total expenses	$17,399,193
Fees paid indirectly	(203)
Reduction of expenses by investment adviser and distributor	(46,676)
Net expenses	$17,352,314
Net investment income	$24,617,927
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$199,517,384
Underlying affiliated funds	(3,842)
Foreign currency	123
Net realized gain (loss) on investments and foreign currency	$199,513,665
Change in unrealized appreciation (depreciation)
Investments	$168,635,493
Securities sold short	(285,872)
Translation of assets and liabilities in foreign currencies	(214)
Net unrealized gain (loss) on investments and foreign currency translation	$168,349,407
Net realized and unrealized gain (loss) on investments and foreign currency	$367,863,072
Change in net assets from operations	$392,480,999

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/17 (unaudited)	Year ended 9/30/16
From operations
Net investment income	$24,617,927	$65,469,782
Net realized gain (loss) on investments and foreign currency	199,513,665	200,542,769
Net unrealized gain (loss) on investments and foreign currency translation	168,349,407	383,204,172
Change in net assets from operations	$392,480,999	$649,216,723
Distributions declared to shareholders
From net investment income	$(52,150,306)	$(41,097,332)
From net realized gain on investments	(212,680,406)	(276,133,861)
Total distributions declared to shareholders	$(264,830,712)	$(317,231,193)
Change in net assets from fund share transactions	$(15,581,020)	$190,057,098
Total change in net assets	$112,069,267	$522,042,628
Net assets
At beginning of period	4,938,679,794	4,416,637,166
At end of period (including undistributed net investment income of $23,970,078 and $51,502,457, respectively)	$5,050,749,061	$4,938,679,794

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/17		Years ended 9/30
Class A			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$38.88		$36.37	$38.78	$34.33	$28.74	$22.31
Income (loss) from investment operations
Net investment income (d)	$0.17	(c)	$0.46	$0.28	$0.24	$0.30	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	2.89		4.56	(0.53)	5.24	5.51	6.38
Total from investment operations	$3.06		$5.02	$(0.25)	$5.48	$5.81	$6.63
Less distributions declared to shareholders
From net investment income	$(0.38)		$(0.29)	$(0.26)	$(0.35)	$(0.22)	$(0.20)
From net realized gain on investments	(1.72)		(2.22)	(1.90)	(0.68)	—	—
Total distributions declared to shareholders	$(2.10)		$(2.51)	$(2.16)	$(1.03)	$(0.22)	$(0.20)
Net asset value, end of period (x)	$39.84		$38.88	$36.37	$38.78	$34.33	$28.74
Total return (%) (r)(s)(t)(x)	8.18	(c)(n)	14.39	(0.93)	16.27	20.36	29.92
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)(c)	0.83	0.82	0.81	0.88	0.90
Expenses after expense reductions (f)	0.82	(a)(c)	0.82	0.82	0.80	0.87	0.90
Net investment income	0.88	(a)(c)	1.25	0.71	0.65	0.95	0.97
Portfolio turnover	23	(n)	47	44	39	46	61
Net assets at end of period (000 omitted)	$2,440,609		$2,331,409	$2,061,339	$2,131,106	$1,915,947	$1,541,284
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.81	(a)(c)	0.82	0.81	0.80	0.87	0.88

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 3/31/17		Years ended 9/30
Class B			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$35.70		$33.56	$35.95	$31.89	$26.70	$20.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	(c)	$0.16	$(0.01)	$(0.03)	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.66		4.21	(0.48)	4.87	5.13	5.95
Total from investment operations	$2.68		$4.37	$(0.49)	$4.84	$5.19	$6.00
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.01)	$—	$(0.10)	$—	$—
From net realized gain on investments	(1.72)		(2.22)	(1.90)	(0.68)	—	—
Total distributions declared to shareholders	$(1.82)		$(2.23)	$(1.90)	$(0.78)	$—	$—
Net asset value, end of period (x)	$36.56		$35.70	$33.56	$35.95	$31.89	$26.70
Total return (%) (r)(s)(t)(x)	7.78	(c)(n)	13.54	(1.66)	15.41	19.44	28.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)(c)	1.58	1.57	1.56	1.62	1.65
Expenses after expense reductions (f)	1.57	(a)(c)	1.57	1.57	1.55	1.62	1.65
Net investment income (loss)	0.14	(a)(c)	0.47	(0.04)	(0.09)	0.22	0.22
Portfolio turnover	23	(n)	47	44	39	46	61
Net assets at end of period (000 omitted)	$23,158		$24,104	$25,338	$29,834	$31,773	$33,019
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.56	(a)(c)	1.57	1.56	1.55	1.62	1.63

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 3/31/17		Years ended 9/30
Class C			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$35.48		$33.39	$35.79	$31.80	$26.64	$20.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	(c)	$0.16	$(0.01)	$(0.03)	$0.06	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.64		4.17	(0.48)	4.85	5.12	5.93
Total from investment operations	$2.66		$4.33	$(0.49)	$4.82	$5.18	$5.98
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.02)	$(0.01)	$(0.15)	$(0.02)	$(0.02)
From net realized gain on investments	(1.72)		(2.22)	(1.90)	(0.68)	—	—
Total distributions declared to shareholders	$(1.84)		$(2.24)	$(1.91)	$(0.83)	$(0.02)	$(0.02)
Net asset value, end of period (x)	$36.30		$35.48	$33.39	$35.79	$31.80	$26.64
Total return (%) (r)(s)(t)(x)	7.79	(c)(n)	13.51	(1.67)	15.40	19.47	28.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)(c)	1.58	1.57	1.56	1.63	1.65
Expenses after expense reductions (f)	1.57	(a)(c)	1.58	1.57	1.55	1.63	1.65
Net investment income (loss)	0.13	(a)(c)	0.49	(0.04)	(0.10)	0.20	0.22
Portfolio turnover	23	(n)	47	44	39	46	61
Net assets at end of period (000 omitted)	$138,839		$134,406	$129,249	$129,359	$107,173	$85,428
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.56	(a)(c)	1.57	1.57	1.55	1.62	1.63

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 3/31/17		Years ended 9/30
Class I			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$39.81		$37.18	$39.59	$35.03	$29.31	$22.75
Income (loss) from investment operations
Net investment income (d)	$0.22	(c)	$0.57	$0.38	$0.34	$0.37	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	2.96		4.66	(0.54)	5.34	5.63	6.50
Total from investment operations	$3.18		$5.23	$(0.16)	$5.68	$6.00	$6.83
Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.38)	$(0.35)	$(0.44)	$(0.28)	$(0.27)
From net realized gain on investments	(1.72)		(2.22)	(1.90)	(0.68)	—	—
Total distributions declared to shareholders	$(2.19)		$(2.60)	$(2.25)	$(1.12)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$40.80		$39.81	$37.18	$39.59	$35.03	$29.31
Total return (%) (r)(s)(x)	8.31	(c)(n)	14.68	(0.68)	16.54	20.67	30.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)(c)	0.58	0.57	0.56	0.64	0.65
Expenses after expense reductions (f)	0.57	(a)(c)	0.58	0.57	0.56	0.64	0.65
Net investment income	1.13	(a)(c)	1.52	0.96	0.90	1.15	1.26
Portfolio turnover	23	(n)	47	44	39	46	61
Net assets at end of period (000 omitted)	$989,136		$927,500	$723,107	$705,200	$559,067	$237,389
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.56	(a)(c)	0.57	0.57	0.56	0.63	0.63
See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 3/31/17		Years ended 9/30
Class R1			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$34.99		$32.95	$35.35	$31.42	$26.32	$20.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	(c)	$0.17	$(0.01)	$(0.03)	$0.05	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	2.60		4.11	(0.47)	4.79	5.06	5.87
Total from investment operations	$2.62		$4.28	$(0.48)	$4.76	$5.11	$5.92
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.02)	$(0.02)	$(0.15)	$(0.01)	$(0.02)
From net realized gain on investments	(1.72)		(2.22)	(1.90)	(0.68)	—	—
Total distributions declared to shareholders	$(1.84)		$(2.24)	$(1.92)	$(0.83)	$(0.01)	$(0.02)
Net asset value, end of period (x)	$35.77		$34.99	$32.95	$35.35	$31.42	$26.32
Total return (%) (r)(s)(x)	7.79	(c)(n)	13.53	(1.66)	15.41	19.43	28.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)(c)	1.58	1.57	1.56	1.63	1.65
Expenses after expense reductions (f)	1.57	(a)(c)	1.58	1.57	1.56	1.63	1.65
Net investment income (loss)	0.13	(a)(c)	0.50	(0.04)	(0.10)	0.19	0.22
Portfolio turnover	23	(n)	47	44	39	46	61
Net assets at end of period (000 omitted)	$4,368		$4,500	$3,980	$4,422	$3,671	$2,688
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.56	(a)(c)	1.57	1.57	1.56	1.62	1.63

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 3/31/17		Years ended 9/30
Class R2			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$37.77		$35.37	$37.76	$33.48	$28.07	$21.80
Income (loss) from investment operations
Net investment income (d)	$0.12	(c)	$0.35	$0.17	$0.15	$0.21	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.81		4.44	(0.51)	5.10	5.37	6.25
Total from investment operations	$2.93		$4.79	$(0.34)	$5.25	$5.58	$6.43
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.17)	$(0.15)	$(0.29)	$(0.17)	$(0.16)
From net realized gain on investments	(1.72)		(2.22)	(1.90)	(0.68)	—	—
Total distributions declared to shareholders	$(2.00)		$(2.39)	$(2.05)	$(0.97)	$(0.17)	$(0.16)
Net asset value, end of period (x)	$38.70		$37.77	$35.37	$37.76	$33.48	$28.07
Total return (%) (r)(s)(x)	8.06	(c)(n)	14.10	(1.19)	15.99	20.01	29.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)(c)	1.08	1.07	1.06	1.13	1.15
Expenses after expense reductions (f)	1.07	(a)(c)	1.08	1.07	1.06	1.13	1.15
Net investment income	0.63	(a)(c)	0.97	0.46	0.40	0.67	0.71
Portfolio turnover	23	(n)	47	44	39	46	61
Net assets at end of period (000 omitted)	$28,107		$27,545	$27,224	$37,003	$33,970	$17,583
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.06	(a)(c)	1.07	1.07	1.06	1.13	1.13

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 3/31/17		Years ended 9/30
Class R3			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$38.67		$36.17	$38.57	$34.16	$28.64	$22.24
Income (loss) from investment operations
Net investment income (d)	$0.17	(c)	$0.46	$0.27	$0.24	$0.29	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	2.87		4.53	(0.52)	5.21	5.49	6.35
Total from investment operations	$3.04		$4.99	$(0.25)	$5.45	$5.78	$6.61
Less distributions declared to shareholders
From net investment income	$(0.37)		$(0.27)	$(0.25)	$(0.36)	$(0.26)	$(0.21)
From net realized gain on investments	(1.72)		(2.22)	(1.90)	(0.68)	—	—
Total distributions declared to shareholders	$(2.09)		$(2.49)	$(2.15)	$(1.04)	$(0.26)	$(0.21)
Net asset value, end of period (x)	$39.62		$38.67	$36.17	$38.57	$34.16	$28.64
Total return (%) (r)(s)(x)	8.18	(c)(n)	14.39	(0.92)	16.26	20.33	29.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)(c)	0.83	0.82	0.81	0.88	0.90
Expenses after expense reductions (f)	0.82	(a)(c)	0.83	0.82	0.81	0.88	0.90
Net investment income	0.90	(a)(c)	1.24	0.70	0.65	0.92	0.96
Portfolio turnover	23	(n)	47	44	39	46	61
Net assets at end of period (000 omitted)	$48,908		$56,488	$51,952	$58,407	$61,690	$35,774
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.81	(a)(c)	0.82	0.82	0.81	0.88	0.89

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 3/31/17		Years ended 9/30
Class R4			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$38.91		$36.40	$38.81	$34.35	$28.75	$22.32
Income (loss) from investment operations
Net investment income (d)	$0.22	(c)	$0.56	$0.37	$0.34	$0.37	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	2.90		4.55	(0.52)	5.23	5.51	6.38
Total from investment operations	$3.12		$5.11	$(0.15)	$5.57	$5.88	$6.70
Less distributions declared to shareholders
From net investment income	$(0.47)		$(0.38)	$(0.36)	$(0.43)	$(0.28)	$(0.27)
From net realized gain on investments	(1.72)		(2.22)	(1.90)	(0.68)	—	—
Total distributions declared to shareholders	$(2.19)		$(2.60)	$(2.26)	$(1.11)	$(0.28)	$(0.27)
Net asset value, end of period (x)	$39.84		$38.91	$36.40	$38.81	$34.35	$28.75
Total return (%) (r)(s)(x)	8.34	(c)(n)	14.66	(0.68)	16.56	20.65	30.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)(c)	0.58	0.57	0.55	0.63	0.65
Expenses after expense reductions (f)	0.57	(a)(c)	0.58	0.57	0.55	0.63	0.65
Net investment income	1.15	(a)(c)	1.52	0.96	0.90	1.19	1.21
Portfolio turnover	23	(n)	47	44	39	46	61
Net assets at end of period (000 omitted)	$50,936		$57,922	$46,669	$46,235	$27,088	$20,829
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.56	(a)(c)	0.57	0.57	0.55	0.62	0.63

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 3/31/17		Years ended 9/30
Class R6 (y)			2016	2015	2014	2013	2012
	(unaudited)
Net asset value, beginning of period	$38.94		$36.42	$38.82	$34.37	$28.75	$22.30
Income (loss) from investment operations
Net investment income (d)	$0.24	(c)	$0.58	$0.41	$0.36	$0.40	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	2.89		4.58	(0.53)	5.23	5.51	6.38
Total from investment operations	$3.13		$5.16	$(0.12)	$5.59	$5.91	$6.69
Less distributions declared to shareholders
From net investment income	$(0.51)		$(0.42)	$(0.38)	$(0.46)	$(0.29)	$(0.24)
From net realized gain on investments	(1.72)		(2.22)	(1.90)	(0.68)	—	—
Total distributions declared to shareholders	$(2.23)		$(2.64)	$(2.28)	$(1.14)	$(0.29)	$(0.24)
Net asset value, end of period (x)	$39.84		$38.94	$36.42	$38.82	$34.37	$28.75
Total return (%) (r)(s)(x)	8.37	(c)(n)	14.80	(0.59)	16.62	20.74	30.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)(c)	0.48	0.48	0.49	0.54	0.60
Expenses after expense reductions (f)	0.48	(a)(c)	0.48	0.48	0.49	0.54	0.60
Net investment income	1.22	(a)(c)	1.57	1.05	0.97	1.28	1.13
Portfolio turnover	23	(n)	47	44	39	46	61
Net assets at end of period (000 omitted)	$1,326,688		$1,374,807	$1,347,779	$1,364,115	$1,120,028	$825,334
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.47	(a)(c)	0.48	0.48	0.48	0.54	0.58

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

26

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

27

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$5,006,402,709	$—	$—	$5,006,402,709
Mutual Funds	24,288,273	—	—	24,288,273
Total Investments	$5,030,690,982	$—	$—	$5,030,690,982
Short Sales	$(11,017,498)	$—	$—	$(11,017,498)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended March 31, 2017, this expense amounted to $272,405. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund

28

Notes to Financial Statements (unaudited) – continued

to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $5,306,560. The fair value of the fund’s investment securities on loan and a related liability of $5,443,550 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

29

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

30

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/16
Ordinary income (including any short-term capital gains)	$56,365,011
Long-term capital gains	260,866,182
Total distributions	$317,231,193

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/17
Cost of investments	$3,795,573,223
Gross appreciation	1,284,931,727
Gross depreciation	(49,813,968)
Net unrealized appreciation (depreciation)	$1,235,117,759

As of 9/30/16
Undistributed ordinary income	51,589,281
Undistributed long-term capital gain	212,660,277
Post-October capital loss deferral	(22,499,161)
Other temporary differences	(1,097,641)
Net unrealized appreciation (depreciation)	1,066,482,266

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

31

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/17	Year ended 9/30/16	Six months ended 3/31/17	Year ended 9/30/16
Class A	$22,476,054	$17,319,821	$102,174,585	$132,940,458
Class B	62,516	4,358	1,108,623	1,665,861
Class C	459,035	91,405	6,425,296	8,522,919
Class I	10,772,599	7,476,844	39,241,145	43,745,780
Class R1	14,822	2,456	207,756	271,290
Class R2	196,905	128,652	1,212,090	1,695,624
Class R3	523,279	385,508	2,409,391	3,139,237
Class R4	584,156	495,216	2,150,646	2,903,613
Class R6	17,060,940	15,193,072	57,750,874	81,249,079
Total	$52,150,306	$41,097,332	$212,680,406	$276,133,861

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from October 1, 2016 through January 26, 2017, the management fee was computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets. The investment adviser had agreed in writing to reduce its management fee to 0.40% of average daily net assets in excess of $5 billion. This written agreement terminated on January 26, 2017. For the period from October 1, 2016 through January 26, 2017, the fund’s average daily net assets did not exceed $5 billion and therefore, the management fee was not reduced in accordance with this agreement. Effective January 27, 2017, the management fee is computed daily and paid monthly at an annual rate of 0.43% of the fund’s average daily net assets up to $5 billion and 0.40% of the fund’s average daily net assets in excess of $5 billion. The management fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.43% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $71,045 for the six months ended March 31, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

32

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,932,486
Class B	0.75%	0.25%	1.00%	1.00%	117,313
Class C	0.75%	0.25%	1.00%	1.00%	674,364
Class R1	0.75%	0.25%	1.00%	1.00%	21,575
Class R2	0.25%	0.25%	0.50%	0.50%	68,034
Class R3	—	0.25%	0.25%	0.25%	65,060
Total Distribution and Service Fees					$3,878,832

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2017, this rebate amounted to $44,669, $417, and $1,590 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2017, were as follows:

Amount
Class A	$2,404
Class B	21,117
Class C	2,908

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2017, the fee was $226,185, which equated to 0.0092% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,754,517.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

33

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.0127% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,669 and the Retirement Deferral plan resulted in an expense of $4,050. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $68,585 at March 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $22,563 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2017, the fee paid by the fund

34

Notes to Financial Statements (unaudited) – continued

under this agreement was $4,562 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2017, MFS redeemed 2,708 shares of Class I for an aggregate amount of $111,038.

On March 16, 2016, MFS purchased 1,867 shares of Class I for an aggregate amount of $67,776.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $4,126,116.

(4) Portfolio Securities

For the six months ended March 31, 2017, purchases and sales of investments, other than short-term obligations, aggregated $1,117,937,675 and $1,442,583,088, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,596,936	$178,226,646	11,037,388	$410,502,850
Class B	46,854	1,659,918	79,269	2,707,814
Class C	185,252	6,530,490	328,612	11,132,609
Class I	4,847,781	192,188,938	10,490,774	387,444,420
Class R1	3,087	107,506	14,735	489,754
Class R2	43,093	1,628,658	110,643	3,966,069
Class R3	144,562	5,610,980	343,031	12,599,498
Class R4	101,573	3,949,088	357,287	13,151,644
Class R6	619,586	23,596,183	1,361,897	49,599,422
	10,588,724	$413,498,407	24,123,636	$891,594,080

35

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	3,162,379	$119,031,964	3,993,026	$143,269,782
Class B	33,003	1,142,244	49,184	1,629,949
Class C	180,132	6,191,148	232,096	7,645,258
Class I	1,282,197	49,390,216	1,379,460	50,584,795
Class R1	6,573	222,577	8,426	273,746
Class R2	33,773	1,235,738	45,909	1,603,594
Class R3	78,115	2,923,855	98,160	3,503,334
Class R4	72,715	2,734,801	94,807	3,398,829
Class R6	1,967,794	73,989,048	2,665,317	95,524,969
	6,816,681	$256,861,591	8,566,385	$307,434,256

Shares reacquired
Class A	(6,470,190)	$(250,140,437)	(11,738,798)	$(428,173,522)
Class B	(121,634)	(4,342,065)	(208,239)	(7,064,092)
Class C	(328,578)	(11,608,286)	(643,936)	(21,746,883)
Class I	(5,186,276)	(206,210,403)	(8,018,356)	(300,145,130)
Class R1	(16,162)	(559,720)	(15,335)	(503,568)
Class R2	(79,837)	(3,002,429)	(196,905)	(7,007,458)
Class R3	(449,073)	(17,075,880)	(416,566)	(15,453,310)
Class R4	(384,169)	(15,035,275)	(245,701)	(9,173,531)
Class R6	(4,593,535)	(177,966,523)	(5,720,480)	(219,703,744)
	(17,629,454)	$(685,941,018)	(27,204,316)	$(1,008,971,238)

Net change
Class A	1,289,125	$47,118,173	3,291,616	$125,599,110
Class B	(41,777)	(1,539,903)	(79,786)	(2,726,329)
Class C	36,806	1,113,352	(83,228)	(2,969,016)
Class I	943,702	35,368,751	3,851,878	137,884,085
Class R1	(6,502)	(229,637)	7,826	259,932
Class R2	(2,971)	(138,033)	(40,353)	(1,437,795)
Class R3	(226,396)	(8,541,045)	24,625	649,522
Class R4	(209,881)	(8,351,386)	206,393	7,376,942
Class R6	(2,006,155)	(80,381,292)	(1,693,266)	(74,579,353)
	(224,049)	$(15,581,020)	5,485,705	$190,057,098

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 9%, 8%, 3%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the

36

Notes to Financial Statements (unaudited) – continued

MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2017, the fund’s commitment fee and interest expense were $17,115 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,499,327	409,832,462	(403,485,182)	18,846,607

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,842)	$—	$67,646	$18,844,723

37

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust V, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	13,425,768,195.026	145,995,050.630
John A. Caroselli	13,426,248,732.045	145,514,540.320
Maureen R. Goldfarb	13,431,437,115.566	140,326,183.970
David H. Gunning	13,341,193,821.566	230,569,477.970
Michael Hegarty	13,351,204,717.624	220,558,536.512
John P. Kavanaugh	13,429,227,519.865	142,535,752.501
Robert J. Manning	13,359,785,030.911	211,978,241.455
Clarence Otis, Jr.	13,427,354,763.969	144,408,508.397
Maryanne L. Roepke	13,430,356,360.627	141,406,957.139
Robin A. Stelmach	13,421,793,806.952	149,969,474.354
Laurie J. Thomsen	13,363,468,290.422	208,295,027.344

38

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

39

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

40

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

March 31, 2017

MFS® TOTAL RETURN FUND

MTR-SEM

MFS® TOTAL RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying the new presidential administration in the United States,

most markets have proved resilient. U.S. share prices have reached new highs and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve could hike rates more aggressively. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies to reinvigorate slow-growing economies.

Globally, economic growth has shown signs of recovery of late, led by China, the United States and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the already-slow pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, which, depending on the outcome, could further call into question the future direction of the European Union.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

May 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 1%, 6/30/2019	3.1%
U.S. Treasury Notes, 1.625%, 6/30/2019	3.0%
U.S. Treasury Bonds, 2.875%, 5/15/2043	2.5%
JPMorgan Chase & Co.	2.0%
Fannie Mae, 3.5%, 30 Years	1.9%
Philip Morris International, Inc.	1.9%
Fannie Mae, 4%, 30 Years	1.7%
U.S. Treasury Notes, 3.125%, 5/15/2021	1.4%
Johnson & Johnson	1.2%
Comcast Corp., “A”	1.1%

Composition including fixed income credit quality (a)(i)
AAA	2.0%
AA	1.2%
A	4.0%
BBB	6.7%
BB	0.2%
B (o)	0.0%
CCC (o)	0.0%
C (o)	0.0%
U.S. Government	13.9%
Federal Agencies	10.7%
Not Rated (o)	0.0%
Non-Fixed Income	59.8%
Cash & Cash Equivalents	1.5%

Equity sectors
Financial Services	14.7%
Health Care	8.3%
Consumer Staples	6.4%
Technology	5.3%
Industrial Goods & Services	4.9%
Leisure	3.7%
Utilities & Communications	3.5%
Energy	2.9%
Basic Materials	2.6%
Retailing	2.3%
Autos & Housing	2.0%
Transportation	1.8%
Special Products & Services	1.4%

Fixed income sectors (i)
U.S. Treasury Securities	13.9%
Investment Grade Corporates	11.5%
Mortgage-Backed Securities	10.6%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Debt Obligations	0.6%
Emerging Markets Bonds	0.4%
Asset-Backed Securities	0.3%
Non-U.S. Government Bonds	0.2%
High Yield Corporates	0.2%
U.S. Government Agencies	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 3/31/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, October 1, 2016 through March 31, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2016 through March 31, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/16	Ending Account Value 3/31/17	Expenses Paid During Period (p) 10/01/16-3/31/17
A	Actual	0.73%	$1,000.00	$1,046.31	$3.72
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
B	Actual	1.48%	$1,000.00	$1,042.39	$7.54
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
C	Actual	1.48%	$1,000.00	$1,042.20	$7.54
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
I	Actual	0.48%	$1,000.00	$1,047.60	$2.45
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
R1	Actual	1.48%	$1,000.00	$1,041.96	$7.53
	Hypothetical (h)	1.48%	$1,000.00	$1,017.55	$7.44
R2	Actual	0.98%	$1,000.00	$1,044.88	$5.00
	Hypothetical (h)	0.98%	$1,000.00	$1,020.04	$4.94
R3	Actual	0.73%	$1,000.00	$1,046.27	$3.72
	Hypothetical (h)	0.73%	$1,000.00	$1,021.29	$3.68
R4	Actual	0.48%	$1,000.00	$1,048.08	$2.45
	Hypothetical (h)	0.48%	$1,000.00	$1,022.54	$2.42
R6	Actual	0.40%	$1,000.00	$1,048.01	$2.04
	Hypothetical (h)	0.40%	$1,000.00	$1,022.94	$2.02
529A	Actual	0.77%	$1,000.00	$1,046.24	$3.93
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
529B	Actual	1.53%	$1,000.00	$1,042.14	$7.79
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70
529C	Actual	1.53%	$1,000.00	$1,042.02	$7.79
	Hypothetical (h)	1.53%	$1,000.00	$1,017.30	$7.70

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

3/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.0%
Issuer	Shares/Par	Value ($)
Aerospace - 2.9%
Honeywell International, Inc.	484,049	$60,443,199
L3 Technologies, Inc.	72,697	12,016,087
Lockheed Martin Corp.	143,175	38,313,630
Northrop Grumman Corp.	222,033	52,808,329
Orbital ATK, Inc.	52,043	5,100,214
United Technologies Corp.	459,902	51,605,603

		$220,287,062
Airlines - 0.4%
Copa Holdings S.A., “A”	193,690	$21,741,703
Delta Air Lines, Inc.	227,827	10,470,929

		$32,212,632
Alcoholic Beverages - 0.3%
Diageo PLC	890,342	$25,472,659

Apparel Manufacturers - 0.2%
Hanesbrands, Inc.	300,097	$6,230,014
LVMH Moet Hennessy Louis Vuitton SE (l)	37,100	8,147,189

		$14,377,203
Automotive - 0.9%
Delphi Automotive PLC	316,190	$25,450,133
General Motors Co.	248,342	8,781,373
Harley-Davidson, Inc.	76,406	4,622,563
Hyundai Motor Co.	72,287	10,180,812
Kia Motors Corp.	357,262	11,836,320
LKQ Corp. (a)	336,879	9,860,448

		$70,731,649
Biotechnology - 0.3%
Celgene Corp. (a)	105,890	$13,175,893
Gilead Sciences, Inc.	95,383	6,478,413

		$19,654,306
Broadcasting - 0.7%
Interpublic Group of Companies, Inc.	324,753	$7,979,181
Omnicom Group, Inc.	355,718	30,666,449
Twenty-First Century Fox, Inc.	301,852	9,776,986

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Broadcasting - continued
Walt Disney Co.	34,963	$3,964,455

		$52,387,071
Brokerage & Asset Managers - 1.1%
Apollo Global Management LLC	342,240	$8,323,277
BlackRock, Inc.	67,361	25,833,617
Blackstone Group LP	297,668	8,840,740
Charles Schwab Corp.	195,811	7,991,047
Franklin Resources, Inc.	387,867	16,344,715
NASDAQ, Inc.	243,014	16,877,322
T. Rowe Price Group, Inc.	40,708	2,774,250

		$86,984,968
Business Services - 1.4%
Accenture PLC, “A”	526,013	$63,058,439
Amdocs Ltd.	64,802	3,952,274
Cognizant Technology Solutions Corp., “A” (a)	98,110	5,839,507
Equifax, Inc.	120,439	16,468,829
Fidelity National Information Services, Inc.	180,074	14,337,492
Fiserv, Inc. (a)	62,049	7,154,870

		$110,811,411
Cable TV - 1.6%
Charter Communications, Inc., “A” (a)	126,023	$41,249,848
Comcast Corp., “A”	2,260,376	84,967,534

		$126,217,382
Chemicals - 2.1%
3M Co.	295,367	$56,512,568
Celanese Corp.	136,786	12,290,222
E.I. du Pont de Nemours & Co.	189,804	15,246,955
Monsanto Co.	163,136	18,466,995
PPG Industries, Inc.	550,783	57,876,278

		$160,393,018
Computer Software - 1.4%
CA, Inc.	119,759	$3,798,755
Check Point Software Technologies Ltd. (a)	333,427	34,229,616
Intuit, Inc.	45,422	5,268,498
Microsoft Corp.	471,531	31,055,032
Oracle Corp.	492,717	21,980,105
Sabre Corp.	437,078	9,261,683

		$105,593,689

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.3%
Apple, Inc.	125,481	$18,026,600
Hewlett Packard Enterprise	1,248,453	29,588,336
International Business Machines Corp.	245,477	42,747,365
Seagate Technology PLC	137,190	6,301,137

		$96,663,438
Construction - 0.9%
Owens Corning	566,271	$34,752,051
Sherwin-Williams Co.	68,739	21,322,150
Stanley Black & Decker, Inc.	123,203	16,369,983

		$72,444,184
Consumer Products - 0.8%
Coty, Inc., “A”	754,304	$13,675,532
Kimberly-Clark Corp.	84,018	11,059,289
Newell Brands, Inc.	218,764	10,319,098
Procter & Gamble Co.	240,334	21,594,010
Reckitt Benckiser Group PLC	87,460	7,983,899

		$64,631,828
Containers - 0.1%
Crown Holdings, Inc. (a)	133,033	$7,044,097

Electrical Equipment - 0.8%
Johnson Controls International PLC	1,272,143	$53,582,663
MSC Industrial Direct Co., Inc., “A”	48,191	4,952,107

		$58,534,770
Electronics - 1.3%
Broadcom Corp.	46,049	$10,082,889
Intel Corp.	339,730	12,254,061
Maxim Integrated Products, Inc.	233,754	10,509,580
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	806,563	26,487,529
Texas Instruments, Inc.	452,679	36,467,820

		$95,801,879
Energy - Independent - 1.4%
Anadarko Petroleum Corp.	220,655	$13,680,610
Canadian Natural Resources Ltd.	167,633	5,496,686
EOG Resources, Inc.	284,202	27,723,905
EQT Corp.	153,526	9,380,439
Hess Corp.	191,525	9,233,420
Noble Energy, Inc.	285,753	9,812,758
Occidental Petroleum Corp.	362,310	22,955,962

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
Rice Energy, Inc. (a)	341,216	$8,086,819

		$106,370,599
Energy - Integrated - 1.2%
BP PLC	3,835,457	$21,987,309
Chevron Corp.	264,806	28,432,220
Exxon Mobil Corp.	427,126	35,028,603
Galp Energia SGPS S.A.	512,503	7,777,351

		$93,225,483
Entertainment - 0.5%
Time Warner, Inc.	386,678	$37,782,307

Food & Beverages - 2.3%
Archer Daniels Midland Co.	433,556	$19,960,918
Bunge Ltd.	109,204	8,655,509
Coca-Cola European Partners PLC	197,643	7,449,165
Danone S.A.	202,962	13,805,306
General Mills, Inc.	407,072	24,021,319
J.M. Smucker Co.	54,384	7,128,655
Kellogg Co.	128,214	9,309,619
Marine Harvest A.S.A.	948,235	14,456,216
Mead Johnson Nutrition Co., “A”	160,796	14,323,708
Mondelez International, Inc.	210,177	9,054,425
Nestle S.A.	480,773	36,886,542
PepsiCo, Inc.	81,761	9,145,785

		$174,197,167
Food & Drug Stores - 0.9%
CVS Health Corp.	762,510	$59,857,035
Kroger Co.	225,849	6,660,287

		$66,517,322
Furniture & Appliances - 0.1%
Whirlpool Corp.	43,294	$7,417,561

Gaming & Lodging - 0.1%
Marriott International, Inc., “A”	105,563	$9,941,923

General Merchandise - 0.3%
Target Corp.	290,416	$16,028,059
Wal-Mart Stores, Inc.	98,939	7,131,523

		$23,159,582

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Health Maintenance Organizations - 0.3%
Cigna Corp.	115,723	$16,952,262
UnitedHealth Group, Inc.	13,317	2,184,121

		$19,136,383
Insurance - 3.6%
Aon PLC	352,076	$41,787,900
Chubb Ltd.	427,105	58,193,056
MetLife, Inc.	1,333,241	70,421,790
Prudential Financial, Inc.	421,676	44,984,396
Travelers Cos., Inc.	354,757	42,762,409
Zurich Insurance Group AG	70,940	18,938,108

		$277,087,659
Internet - 0.7%
Alphabet, Inc., “A” (a)	11,949	$10,130,362
Facebook, Inc., “A” (a)	309,237	43,927,116

		$54,057,478
Machinery & Tools - 1.3%
Allison Transmission Holdings, Inc.	597,644	$21,551,043
Cummins, Inc.	21,100	3,190,320
Deere & Co.	86,075	9,370,125
Eaton Corp. PLC	329,758	24,451,556
Illinois Tool Works, Inc.	256,762	34,013,262
Ingersoll-Rand Co. Ltd., “A”	106,099	8,627,971

		$101,204,277
Major Banks - 6.9%
Bank of America Corp.	2,762,236	$65,161,147
Bank of New York Mellon Corp.	898,437	42,433,180
BNP Paribas	97,100	6,466,891
Goldman Sachs Group, Inc.	261,992	60,184,802
JPMorgan Chase & Co.	1,709,732	150,182,859
Morgan Stanley	1,201,410	51,468,404
PNC Financial Services Group, Inc.	321,424	38,648,022
Royal Bank of Canada	118,860	8,659,883
State Street Corp.	365,576	29,103,505
Sumitomo Mitsui Financial Group, Inc.	412,300	14,980,270
UBS Group AG	786,339	12,584,250
Wells Fargo & Co.	939,476	52,291,234

		$532,164,447

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 0.5%
Express Scripts Holding Co. (a)	123,892	$8,165,722
HCA Holdings, Inc. (a)	65,196	5,801,792
McKesson Corp.	148,639	22,037,218

		$36,004,732
Medical Equipment - 2.9%
Abbott Laboratories	1,270,144	$56,407,095
Danaher Corp.	572,675	48,980,893
Medtronic PLC	734,865	59,200,725
Thermo Fisher Scientific, Inc.	299,391	45,986,458
Zimmer Biomet Holdings, Inc.	117,453	14,342,186

		$224,917,357
Metals & Mining - 0.3%
Rio Tinto PLC	493,417	$19,841,198

Natural Gas - Distribution - 0.2%
Engie	574,011	$8,132,074
Sempra Energy	88,774	9,809,527

		$17,941,601
Natural Gas - Pipeline - 0.4%
Enterprise Products Partners LP	533,752	$14,736,893
Plains All American Pipeline LP	164,525	5,200,635
Williams Partners LP	282,160	11,520,593

		$31,458,121
Network & Telecom - 0.7%
Cisco Systems, Inc.	1,381,809	$46,705,144
Motorola Solutions, Inc.	88,753	7,652,284

		$54,357,428
Oil Services - 0.3%
Schlumberger Ltd.	325,209	$25,398,823

Other Banks & Diversified Financials - 1.9%
American Express Co.	183,437	$14,511,701
Citigroup, Inc.	587,785	35,161,299
Discover Financial Services	280,227	19,164,725
SunTrust Banks, Inc.	148,046	8,186,944
U.S. Bancorp	1,087,906	56,027,159
Visa, Inc., “A”	97,357	8,652,117

		$141,703,945

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 4.1%
Allergan PLC	31,046	$7,417,510
Bayer AG	278,354	32,085,236
Eli Lilly & Co.	579,347	48,728,876
Johnson & Johnson	726,270	90,456,929
Merck & Co., Inc.	796,796	50,628,418
Novartis AG	44,929	3,334,968
Pfizer, Inc.	2,209,120	75,573,995
Roche Holding AG	12,890	3,291,830

		$311,517,762
Printing & Publishing - 0.3%
Moody’s Corp.	91,501	$10,251,772
S&P Global, Inc.	25,877	3,383,159
Transcontinental, Inc.	436,652	8,070,764

		$21,705,695
Railroad & Shipping - 0.9%
Canadian National Railway Co.	116,517	$8,614,102
Union Pacific Corp.	573,245	60,718,110

		$69,332,212
Real Estate - 1.1%
Annaly Capital Management, Inc., REIT	563,121	$6,256,274
LaSalle Hotel Properties, REIT	379,900	10,998,105
Medical Properties Trust, Inc., REIT	2,165,704	27,915,925
Public Storage, Inc., REIT	21,197	4,640,235
Starwood Property Trust, Inc., REIT	689,414	15,566,968
Store Capital Corp., REIT	542,194	12,947,593
Washington Prime Group, Inc., REIT	1,062,833	9,236,019

		$87,561,119
Restaurants - 0.4%
Aramark	289,916	$10,689,203
Brinker International, Inc.	223,647	9,831,522
Starbucks Corp.	93,178	5,440,663
YUM! Brands, Inc.	121,529	7,765,703

		$33,727,091
Specialty Chemicals - 0.2%
Axalta Coating Systems Ltd. (a)	425,172	$13,690,539

Specialty Stores - 0.9%
Advance Auto Parts, Inc.	28,993	$4,298,502
Best Buy Co., Inc.	445,120	21,877,648

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Stores - continued
Gap, Inc.	1,068,784	$25,960,763
Ross Stores, Inc.	272,130	17,925,203

		$70,062,116
Telephone Services - 1.1%
AT&T, Inc.	193,242	$8,029,205
Frontier Communications Corp. (l)	1,282,906	2,745,419
TDC A.S.	1,080,862	5,573,563
Telefonica Brasil S.A., ADR	418,562	6,215,646
Verizon Communications, Inc.	1,221,492	59,547,735

		$82,111,568
Tobacco - 2.7%
Altria Group, Inc.	829,137	$59,216,965
Japan Tobacco, Inc.	131,200	4,263,735
Philip Morris International, Inc.	1,269,334	143,307,809

		$206,788,509
Trucking - 0.4%
United Parcel Service, Inc., “B”	308,378	$33,088,959

Utilities - Electric Power - 1.6%
American Electric Power Co., Inc.	222,354	$14,926,624
Duke Energy Corp.	274,578	22,518,142
Exelon Corp.	559,215	20,120,556
FirstEnergy Corp.	253,868	8,078,080
PPL Corp.	719,313	26,895,113
Public Service Enterprise Group, Inc.	188,298	8,351,016
SSE PLC	326,001	6,028,672
WEC Energy Group, Inc.	131,708	7,985,456
Xcel Energy, Inc.	108,491	4,822,425

		$119,726,084
Total Common Stocks (Identified Cost, $3,083,248,589)		$4,523,440,293

Bonds - 38.4%
Agency - Other - 0.0%
Financing Corp., 9.65%, 11/02/2018	$2,850,000	$3,218,950

Asset-Backed & Securitized - 1.8%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.583%, 12/28/2040 (z)	$4,551,290	$3,499,885
BlackRock Capital Finance LP, 7.75%, 9/25/2026 (z)	158,964	16,054
Cent CLO LP, 2013-17A, “A1”, FRN, 2.339%, 1/30/2025 (n)	5,792,000	5,795,383

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Cent CLO LP, 2014-21A, “A1”, FRN, 2.368%, 7/27/2026 (n)	$8,445,823	$8,442,206
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.912%, 6/15/2028 (z)	8,086,000	8,126,337
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	7,000,000	7,032,579
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,641,397	9,952,602
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	11,000,000	11,450,790
Credit Suisse Mortgage Capital Certificate, 5.695%, 9/15/2040	6,937,719	6,968,022
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	5,534,308	5,639,221
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.123%, 7/15/2025 (n)	7,443,000	7,424,296
Dryden Senior Loan Fund, 2014-34A, “AR”, FRN, 2.181%, 10/15/2026 (n)	11,647,598	11,647,598
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	3,369,000	3,396,938
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	3,092,000	3,118,158
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 2.205%, 1/19/2025 (n)	5,676,137	5,685,120
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	1,411,277	1,363,730
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	10,734,280	10,872,046
ING Investment Management Ltd., 2013-2A, “A1”, CLO, FRN, 2.188%, 4/25/2025 (n)	6,757,000	6,760,547
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.004%, 6/15/2049	6,273,440	6,275,495
Morgan Stanley Capital I, Inc., FRN, 0.618%, 11/15/2030 (i)(n)	4,795,128	25,761
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	2,960,595	2,560,941
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.053%, 2/15/2051	1,830,661	1,828,604
Wachovia Bank Commercial Mortgage Trust, FRN, 5.76%, 6/15/2049	3,571,731	3,567,998
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	6,507,931	6,490,769

		$137,941,080
Automotive - 0.2%
General Motors Financial Co., Inc., 3.2%, 7/06/2021	$6,388,000	$6,412,236
General Motors Financial Co., Inc., 5.25%, 3/01/2026	3,195,000	3,432,743
Nissan Motor Acceptance Corp., 2.35%, 3/04/2019 (n)	2,097,000	2,110,767
Toyota Motor Credit Corp., 3.4%, 9/15/2021	4,890,000	5,092,691

		$17,048,437

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020	$3,000,000	$3,286,668
Life Technologies Corp., 5%, 1/15/2021	3,000,000	3,208,761

		$6,495,429
Broadcasting - 0.3%
21st Century Fox America, Inc., 8.5%, 2/23/2025	$5,903,000	$7,731,950
Viacom, Inc., 3.45%, 10/04/2026	7,863,000	7,478,947
Walt Disney Co., 3%, 2/13/2026	9,850,000	9,852,689

		$25,063,586
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$2,359,000	$2,397,270
Intercontinental Exchange, Inc., 4%, 10/15/2023	7,055,000	7,462,469

		$9,859,739
Cable TV - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$5,325,000	$5,626,757
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	7,170,000	9,567,082

		$15,193,839
Computer Software - 0.2%
Microsoft Corp., 4.25%, 2/06/2047	$13,141,000	$13,470,182

Computer Software - Systems - 0.3%
Apple, Inc., 2.85%, 2/23/2023	$9,582,000	$9,672,665
Apple, Inc., 3.35%, 2/09/2027	6,546,000	6,624,310
Apple, Inc., 3.85%, 5/04/2043	5,286,000	5,064,236

		$21,361,211
Conglomerates - 0.1%
General Electric Capital Corp., FRN, 1.629%, 1/09/2020	$4,530,000	$4,582,938

Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023	$7,747,000	$8,007,098
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	6,003,000	6,169,331

		$14,176,429
Consumer Services - 0.1%
Visa, Inc., 3.15%, 12/14/2025	$9,366,000	$9,398,378

Emerging Market Quasi-Sovereign - 0.1%
Petroleos Mexicanos, 3.125%, 1/23/2019	$2,358,000	$2,367,432
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019 (z)	5,329,000	5,392,835

		$7,760,267

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - 0.1%
United Mexican States, 4.75%, 3/08/2044	$7,817,000	$7,602,033

Energy - Integrated - 0.7%
BP Capital Markets PLC, 4.5%, 10/01/2020	$1,661,000	$1,782,678
BP Capital Markets PLC, 4.742%, 3/11/2021	4,892,000	5,311,704
Chevron Corp., 1.209%, 11/15/2017	11,906,000	11,916,632
Husky Energy, Inc., 7.25%, 12/15/2019	4,453,000	5,010,360
Petro-Canada, 6.05%, 5/15/2018	9,475,000	9,920,173
Shell International Finance B.V., 3.75%, 9/12/2046	8,306,000	7,638,239
Total Capital International S.A., 1.55%, 6/28/2017	3,893,000	3,895,846
Total Capital International S.A., 3.75%, 4/10/2024	6,370,000	6,640,668

		$52,116,300
Financial Institutions - 0.0%
GE Capital International Funding Co., 3.373%, 11/15/2025	$2,488,000	$2,553,327

Food & Beverages - 0.5%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$11,910,000	$12,043,392
Anheuser-Busch InBev S.A., 8%, 11/15/2039	5,850,000	8,771,490
Danone S.A., 2.947%, 11/02/2026 (n)	9,735,000	9,306,251
Diageo Capital PLC, 2.625%, 4/29/2023	6,190,000	6,142,170
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	1,411,000	1,422,450
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	4,239,000	4,383,228

		$42,068,981
Food & Drug Stores - 0.2%
CVS Health Corp., 3.875%, 7/20/2025	$8,115,000	$8,361,266
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	5,935,000	6,088,800
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034	2,991,000	2,986,543

		$17,436,609
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 3.734%, 7/15/2023 (n)	$7,000,000	$7,283,220

Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$10,460,000	$11,321,998
American International Group, Inc., 3.75%, 7/10/2025	8,000,000	7,955,384

		$19,277,382
Insurance - Health - 0.2%
Anthem, Inc., 3.3%, 1/15/2023	$3,410,000	$3,439,295
UnitedHealth Group, Inc., 3.75%, 7/15/2025	9,796,000	10,230,120

		$13,669,415

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Property & Casualty - 0.3%
Berkshire Hathaway, Inc., 3.125%, 3/15/2026	$3,183,000	$3,179,954
Liberty Mutual Group, Inc., 4.25%, 6/15/2023 (n)	3,278,000	3,442,605
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	3,992,000	4,047,800
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	5,360,000	5,799,418
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)	2,925,000	2,921,344

		$19,391,121
International Market Quasi-Sovereign - 0.2%
KFW International Finance, Inc., 4.875%, 6/17/2019	$7,250,000	$7,761,306
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)	10,140,000	9,967,754

		$17,729,060
Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$6,460,000	$6,569,258

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040	$5,815,000	$8,368,483

Major Banks - 2.4%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$6,400,000	$6,621,254
Bank of America Corp., 5.49%, 3/15/2019	4,135,000	4,376,376
Bank of America Corp., 7.625%, 6/01/2019	3,980,000	4,436,864
Bank of America Corp., 4.1%, 7/24/2023	7,970,000	8,348,344
Bank of America Corp., 4.125%, 1/22/2024	10,657,000	11,131,631
Bank of America Corp., 3.5%, 4/19/2026	5,339,000	5,264,948
Bank of America Corp., 4.183%, 11/25/2027	10,792,000	10,831,218
BNP Paribas, 7.195% to 6/25/2037, FRN to 6/29/2049 (n)	3,200,000	3,532,000
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	3,930,000	4,208,924
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,567,000	2,818,289
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	9,817,000	9,864,878
ING Bank N.V., 5.8%, 9/25/2023 (n)	6,238,000	6,940,349
JPMorgan Chase & Co., 6.3%, 4/23/2019	6,750,000	7,332,221
JPMorgan Chase & Co., 3.2%, 1/25/2023	7,972,000	8,053,187
JPMorgan Chase & Co., 3.782% to 2/01/2027, FRN to 2/01/2028	9,756,000	9,848,058
Mitsubishi UFJ Financial Group, Inc., 3.85%, 3/01/2026	6,387,000	6,557,756
Morgan Stanley, 3.875%, 4/29/2024	6,520,000	6,709,967
Morgan Stanley, 6.625%, 4/01/2018	11,740,000	12,288,047
Morgan Stanley, 4%, 7/23/2025	2,939,000	3,030,547
Morgan Stanley, 3.625%, 1/20/2027	9,678,000	9,607,312
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023	9,760,000	9,619,066
Sumitomo Mitsui Financial Group, Inc., 3.01%, 10/19/2026	9,654,000	9,238,270

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Swedbank AB, 2.125%, 9/29/2017 (n)	$1,317,000	$1,321,131
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026 (z)	7,103,000	7,220,626
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (z)	7,396,000	7,501,977
Wells Fargo & Co., 2.1%, 5/08/2017	6,600,000	6,604,778

		$183,308,018
Medical & Health Technology & Services - 0.2%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$3,650,000	$3,701,987
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022	5,980,000	6,007,095
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	7,303,000	6,953,325

		$16,662,407
Medical Equipment - 0.2%
Medtronic, Inc., 4.375%, 3/15/2035	$6,802,000	$7,130,639
Zimmer Holdings, Inc., 3.55%, 4/01/2025	9,149,000	9,046,632

		$16,177,271
Metals & Mining - 0.1%
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	$5,930,000	$5,453,347
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,390,000	1,416,813

		$6,870,160
Midstream - 0.6%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$9,121,000	$9,316,746
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	822,000	832,967
Enterprise Products Operating LP, 6.5%, 1/31/2019	5,184,000	5,604,474
Kinder Morgan Energy Partners LP, 4.15%, 2/01/2024	5,700,000	5,774,835
Kinder Morgan Energy Partners LP, 7.75%, 3/15/2032	2,520,000	3,134,648
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	1,888,000	1,866,892
Phillips 66 Partners LP, 4.9%, 10/01/2046	5,914,000	5,630,773
Sabine Pass Liquefaction LLC, 5%, 3/15/2027 (n)	9,830,000	10,275,663
Spectra Energy Capital LLC, 8%, 10/01/2019	5,327,000	6,016,836

		$48,453,834
Mortgage-Backed - 10.5%
Fannie Mae, 6%, 8/01/2017 - 7/01/2037	$12,179,701	$13,866,812
Fannie Mae, 5.5%, 11/01/2017 - 4/01/2040	22,820,243	25,440,090
Fannie Mae, 3.8%, 2/01/2018	733,256	740,274
Fannie Mae, 5%, 2/01/2018 - 3/01/2042	16,688,385	18,207,507
Fannie Mae, 4.5%, 6/01/2018 - 6/01/2044	44,792,194	48,184,190
Fannie Mae, 3.829%, 7/01/2018	908,414	925,650
Fannie Mae, 2.578%, 9/25/2018	3,310,949	3,334,235
Fannie Mae, 4.6%, 9/01/2019	723,498	762,895
Fannie Mae, 4.451%, 1/01/2021	608,805	643,531

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 3.99%, 7/01/2021	$632,680	$672,865
Fannie Mae, 2.67%, 3/01/2022	908,614	925,252
Fannie Mae, 2.73%, 4/01/2023	651,432	663,756
Fannie Mae, 2.41%, 5/01/2023	987,957	989,674
Fannie Mae, 2.55%, 5/01/2023	930,237	938,820
Fannie Mae, 2.59%, 5/01/2023	975,257	986,287
Fannie Mae, 2.62%, 5/01/2023	650,657	659,090
Fannie Mae, 5.25%, 8/01/2024	991,874	1,113,912
Fannie Mae, 2.7%, 7/01/2025	1,007,000	995,667
Fannie Mae, 3.43%, 6/01/2026	1,186,862	1,226,996
Fannie Mae, 4.54%, 7/01/2026	1,008,957	1,118,084
Fannie Mae, 3.95%, 1/01/2027	970,316	1,020,478
Fannie Mae, 3%, 3/01/2027 - 11/01/2046	55,543,945	56,073,954
Fannie Mae, 4.01%, 1/01/2029	811,398	873,097
Fannie Mae, 4.96%, 6/01/2030	602,864	666,675
Fannie Mae, 6.5%, 6/01/2031 - 7/01/2037	4,838,917	5,486,446
Fannie Mae, 4%, 9/01/2040 - 2/01/2045	116,931,971	123,103,179
Fannie Mae, 3.5%, 11/01/2041 - 1/01/2047	134,855,636	138,348,541
Fannie Mae, TBA, 3.5%, 5/01/2046	4,560,000	4,654,941
Fannie Mae, TBA, 4%, 5/01/2047	5,212,300	5,456,626
Freddie Mac, 6%, 4/01/2017 - 6/01/2037	6,549,921	7,392,856
Freddie Mac, 5%, 12/01/2017 - 7/01/2041	9,414,224	10,270,290
Freddie Mac, 3.154%, 2/25/2018	656,413	663,640
Freddie Mac, 2.412%, 8/25/2018	1,924,456	1,940,743
Freddie Mac, 4.5%, 1/01/2019 - 5/01/2042	9,068,455	9,707,539
Freddie Mac, 5.5%, 1/01/2019 - 10/01/2035	6,319,160	7,050,513
Freddie Mac, 5.085%, 3/25/2019	6,789,000	7,133,183
Freddie Mac, 2.456%, 8/25/2019	1,100,000	1,117,126
Freddie Mac, 1.869%, 11/25/2019	2,200,000	2,199,536
Freddie Mac, 2.313%, 3/25/2020	624,000	630,118
Freddie Mac, 3.808%, 8/25/2020	5,900,000	6,223,146
Freddie Mac, 3.034%, 10/25/2020	1,781,000	1,838,013
Freddie Mac, 2.791%, 1/25/2022	3,221,000	3,291,552
Freddie Mac, 2.716%, 6/25/2022	2,443,294	2,486,836
Freddie Mac, 2.682%, 10/25/2022	1,960,000	1,989,740
Freddie Mac, 2.51%, 11/25/2022	3,050,000	3,062,804
Freddie Mac, 3.111%, 2/25/2023	5,200,000	5,383,273
Freddie Mac, 3.32%, 2/25/2023	1,059,000	1,108,228
Freddie Mac, 3.25%, 4/25/2023	5,681,000	5,908,939
Freddie Mac, 3.458%, 8/25/2023	5,373,000	5,647,112
Freddie Mac, 3.171%, 10/25/2024	3,005,000	3,100,549
Freddie Mac, 2.67%, 12/25/2024	3,612,000	3,601,073
Freddie Mac, 3.329%, 5/25/2025	4,698,000	4,878,819

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.673%, 3/25/2026	$6,105,000	$6,005,169
Freddie Mac, 3.3%, 10/25/2026	2,495,000	2,568,052
Freddie Mac, 6.5%, 5/01/2034 - 7/01/2037	2,979,968	3,342,520
Freddie Mac, 4%, 11/01/2040 - 4/01/2044	21,687,063	22,828,247
Freddie Mac, 3.5%, 2/01/2042 - 1/01/2047	77,587,443	79,516,581
Freddie Mac, 3%, 4/01/2043 - 12/01/2046	75,355,758	74,928,755
Ginnie Mae, 6%, 9/15/2032 - 1/15/2038	4,520,811	5,216,463
Ginnie Mae, 5.5%, 12/15/2032 - 4/20/2035	3,914,012	4,393,386
Ginnie Mae, 4.5%, 7/15/2033 - 6/20/2041	9,722,414	10,472,262
Ginnie Mae, 5%, 7/20/2033 - 10/15/2034	1,294,262	1,432,888
Ginnie Mae, 4%, 1/20/2041 - 2/20/2042	10,808,043	11,504,365
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	16,644,220	17,330,218
Ginnie Mae, 3%, 2/15/2043 - 7/20/2043	11,966,529	12,118,131

		$806,362,189
Network & Telecom - 0.4%
AT&T, Inc., 3%, 6/30/2022	$6,074,000	$6,042,385
AT&T, Inc., 3.4%, 5/15/2025	9,074,000	8,764,813
AT&T, Inc., 5.45%, 3/01/2047	7,845,000	8,019,575
Verizon Communications, Inc., 5.05%, 3/15/2034	5,238,000	5,326,475

		$28,153,248
Oils - 0.3%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$7,085,000	$6,975,360
Valero Energy Corp., 3.4%, 9/15/2026	15,053,000	14,380,056
Valero Energy Corp., 4.9%, 3/15/2045	4,000,000	3,996,684

		$25,352,100
Other Banks & Diversified Financials - 0.5%
Banco de Credito del Peru, 5.375%, 9/16/2020	$4,872,000	$5,280,030
Bank of Tokyo-Mitsubishi UFJ Ltd., 4.1%, 9/09/2023 (n)	4,960,000	5,256,469
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	4,730,000	5,297,600
Citigroup, Inc., 2.5%, 9/26/2018	10,880,000	10,977,256
Citizens Bank N.A., 2.25%, 3/02/2020	2,571,000	2,567,308
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	5,168,000	6,240,360
SunTrust Banks, Inc., 2.35%, 11/01/2018	2,541,000	2,557,354

		$38,176,377
Pharmaceuticals - 0.7%
Actavis Funding SCS, 3%, 3/12/2020	$1,375,000	$1,398,469
Actavis Funding SCS, 4.85%, 6/15/2044	3,997,000	4,051,579
Bayer U.S. Finance LLC, 3%, 10/08/2021 (n)	9,000,000	9,106,749
Celgene Corp., 2.875%, 8/15/2020	3,798,000	3,856,094
Forest Laboratories, Inc., 4.875%, 2/15/2021 (n)	6,838,000	7,357,244

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Gilead Sciences, Inc., 3.7%, 4/01/2024	$1,862,000	$1,912,687
Gilead Sciences, Inc., 3.5%, 2/01/2025	14,207,000	14,307,031
Shire Acquisitions Investments Ireland Designated Activity Co., 3.2%, 9/23/2026	12,956,000	12,337,014

		$54,326,867
Real Estate - Apartment - 0.0%
ERP Operating LP, REIT, 4.625%, 12/15/2021	$3,113,000	$3,355,926

Real Estate - Healthcare - 0.1%
HCP, Inc., REIT, 5.375%, 2/01/2021	$4,146,000	$4,515,906

Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 4.375%, 3/01/2021	$4,500,000	$4,791,290

Retailers - 0.3%
Dollar General Corp., 4.15%, 11/01/2025	$5,000,000	$5,164,740
Home Depot, Inc., 5.95%, 4/01/2041	1,578,000	2,018,909
Wal-Mart Stores, Inc., 5.25%, 9/01/2035	12,347,000	14,581,856

		$21,765,505
Supermarkets - 0.1%
The Kroger Co., 4%, 2/01/2024	$8,000,000	$8,307,104

Telecommunications - Wireless - 0.3%
American Tower Trust I, REIT, 3.07%, 3/15/2023 (n)	$5,960,000	$5,938,863
Crown Castle Towers LLC, 6.113%, 1/15/2020 (n)	3,852,000	4,170,804
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,040,000	2,171,327
Rogers Communications, Inc., 6.8%, 8/15/2018	8,529,000	9,103,172
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,389,000	2,396,423

		$23,780,589
Tobacco - 0.2%
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (z)	$6,137,000	$6,215,228
Reynolds American, Inc., 4.45%, 6/12/2025	10,794,000	11,361,851

		$17,577,079
Transportation - Services - 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$6,381,000	$8,064,888

U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 4.35%, 7/01/2023	$206,027	$215,830
Small Business Administration, 4.77%, 4/01/2024	582,003	613,711
Small Business Administration, 5.18%, 5/01/2024	968,550	1,026,732

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 5.52%, 6/01/2024	$468,834	$499,657
Small Business Administration, 4.99%, 9/01/2024	904,221	956,396
Small Business Administration, 4.95%, 3/01/2025	737,694	779,728

		$4,092,054
U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds, 6%, 2/15/2026	$1,524,000	$1,969,948
U.S. Treasury Bonds, 6.75%, 8/15/2026	926,000	1,267,499
U.S. Treasury Bonds, 5.25%, 2/15/2029	5,294,000	6,787,279
U.S. Treasury Bonds, 5.375%, 2/15/2031	4,690,000	6,262,430
U.S. Treasury Bonds, 4.5%, 2/15/2036	26,962,000	34,193,289
U.S. Treasury Bonds, 5%, 5/15/2037	2,452,000	3,297,749
U.S. Treasury Bonds, 4.5%, 8/15/2039	4,987,000	6,298,621
U.S. Treasury Bonds, 2.875%, 5/15/2043	196,994,900	191,800,736
U.S. Treasury Bonds, 2.5%, 2/15/2045	19,313,000	17,353,793
U.S. Treasury Notes, 1.75%, 11/30/2021	29,881,000	29,686,086
U.S. Treasury Notes, 1.375%, 2/29/2020	6,694,000	6,668,636
U.S. Treasury Notes, 3.125%, 5/15/2019	28,804,000	29,899,906
U.S. Treasury Notes, 1%, 6/30/2019	238,622,000	236,944,249
U.S. Treasury Notes, 1.625%, 6/30/2019	226,285,000	227,761,057
U.S. Treasury Notes, 3.5%, 5/15/2020	55,133,000	58,380,665
U.S. Treasury Notes, 3.125%, 5/15/2021	99,605,000	104,787,548
U.S. Treasury Notes, 2.5%, 8/15/2023	80,864,000	82,500,202
U.S. Treasury Notes, 2%, 11/15/2026	16,200,000	15,649,459
U.S. Treasury Notes, 3%, 11/15/2045	215,000	213,673

		$1,061,722,825
Utilities - Electric Power - 0.9%
Berkshire Hathaway Energy Co., 3.75%, 11/15/2023	$3,550,000	$3,710,123
Dominion Resources, Inc., 3.625%, 12/01/2024	6,000,000	6,029,628
Duke Energy Corp., 2.65%, 9/01/2026	1,590,000	1,481,428
Exelon Corp., 3.4%, 4/15/2026	9,718,000	9,557,906
MidAmerican Funding LLC, 6.927%, 3/01/2029	2,785,000	3,655,836
Oncor Electric Delivery Co., 7%, 9/01/2022	4,555,000	5,494,942
Pacific Gas & Electric Co., 4.6%, 6/15/2043	4,920,000	5,257,438
PPL Capital Funding, Inc., 5%, 3/15/2044	1,773,000	1,874,875
PPL Corp., 3.4%, 6/01/2023	4,920,000	4,968,403
Progress Energy, Inc., 3.15%, 4/01/2022	6,169,000	6,234,755
Southern Co., 2.15%, 9/01/2019	7,000,000	6,998,845
Southern Co., 3.25%, 7/01/2026	10,896,000	10,394,664

		$65,658,843
Total Bonds (Identified Cost, $2,911,983,071)		$2,947,110,134

Portfolio of Investments (unaudited) – continued

Convertible Preferred Stocks - 0.8%
Issuer	Shares/Par	Value ($)
Food & Beverages - 0.3%
Tyson Foods, Inc., 4.75%	297,450	$19,929,150

Pharmaceuticals - 0.3%
Allergan PLC, 5.5%	32,265	$27,418,152

Telephone Services - 0.0%
Frontier Communications Corp., 11.125%	41,668	$2,052,566

Utilities - Electric Power - 0.2%
Exelon Corp., 6.5%	287,763	$14,203,982
Total Convertible Preferred Stocks (Identified Cost, $62,892,147)		$63,603,850

Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 0.7% (v) (Identified Cost, $127,900,600)	127,907,108	$127,894,317

Collateral for Securities Loaned - 0.1%
JPMorgan U.S. Government Money Market Fund, 0.63% (j) (Identified Cost, $9,424,500)	9,424,500	$9,424,500
Total Investments (Identified Cost, $6,195,448,907)		$7,671,473,094

Other Assets, Less Liabilities - (0.0)%		(2,181,507)
Net Assets - 100.0%		$7,669,291,587

(a)	Non-income producing security.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $206,635,620, representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.583%, 12/28/2040	3/01/06	$4,551,290	$3,499,885
BlackRock Capital Finance LP, 7.75%, 9/25/2026	10/10/96	155,373	16,054
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.912%, 6/15/2028	6/14/16	8,086,000	8,126,337
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020	7/15/15	6,091,880	6,215,228
State Grid Overseas Investment (2014) Ltd., 2.75%, 5/07/2019	4/28/14	5,307,467	5,392,835
UBS Group Funding (Jersey) Ltd., 4.125%, 4/15/2026	3/29/16	7,088,579	7,220,626
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028	3/16/17	7,396,000	7,501,977
Total Restricted Securities			$37,972,942
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 3/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $6,067,548,307)	$7,543,578,777
Underlying affiliated funds, at value (identified cost, $127,900,600)	127,894,317
Total investments, at value, including $9,051,350 of securities on loan (identified cost, $6,195,448,907)	$7,671,473,094
Cash	321,660
Foreign currency, at value (identified cost, $392,062)	392,062
Receivables for
Investments sold	3,276,218
TBA sale commitments	10,225
Fund shares sold	19,073,306
Interest and dividends	28,968,246
Other assets	47,669
Total assets	$7,723,562,480
Liabilities
Payables for
Distributions	$1,041,520
Investments purchased	17,205,601
TBA purchase commitments	10,047,992
Fund shares reacquired	13,892,621
Collateral for securities loaned, at value	9,424,500
Payable to affiliates
Investment adviser	150,140
Shareholder servicing costs	2,311,810
Distribution and service fees	107,259
Program manager fees	94
Payable for independent Trustees’ compensation	85,040
Accrued expenses and other liabilities	4,316
Total liabilities	$54,270,893
Net assets	$7,669,291,587
Net assets consist of
Paid-in capital	$6,133,291,497
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,476,012,140
Accumulated net realized gain (loss) on investments and foreign currency	62,319,555
Accumulated distributions in excess of net investment income	(2,331,605)
Net assets	$7,669,291,587
Shares of beneficial interest outstanding	412,858,046

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,668,225,043	251,551,122	$18.56
Class B	198,501,157	10,684,538	18.58
Class C	1,111,868,986	59,571,924	18.66
Class I	610,813,282	32,920,152	18.55
Class R1	13,944,609	752,378	18.53
Class R2	214,632,816	11,532,139	18.61
Class R3	315,902,093	17,011,178	18.57
Class R4	289,843,199	15,603,257	18.58
Class R6	210,988,076	11,368,361	18.56
Class 529A	22,268,463	1,203,034	18.51
Class 529B	1,533,003	82,526	18.58
Class 529C	10,770,860	577,437	18.65

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $19.69 [100 / 94.25 x $18.56] and $19.64 [100 / 94.25 x $18.51], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 3/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$62,307,125
Interest	44,505,912
Dividends from underlying affiliated funds	380,353
Other	21,769
Foreign taxes withheld	(447,888)
Total investment income	$106,767,271
Expenses
Management fee	$13,013,002
Distribution and service fees	13,414,755
Shareholder servicing costs	4,072,306
Program manager fees	16,881
Administrative services fee	312,011
Independent Trustees’ compensation	60,196
Custodian fee	142,463
Reimbursement of custodian expenses	(95,848)
Shareholder communications	187,973
Audit and tax fees	40,890
Legal fees	34,838
Miscellaneous	217,195
Total expenses	$31,416,662
Fees paid indirectly	(631)
Reduction of expenses by investment adviser and distributor	(131,085)
Net expenses	$31,284,946
Net investment income	$75,482,325
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$142,779,401
Underlying affiliated funds	(8,237)
Foreign currency	(97,875)
Net realized gain (loss) on investments and foreign currency	$142,673,289
Change in unrealized appreciation (depreciation)
Investments	$119,168,494
Translation of assets and liabilities in foreign currencies	(4,736)
Net unrealized gain (loss) on investments and foreign currency translation	$119,163,758
Net realized and unrealized gain (loss) on investments and foreign currency	$261,837,047
Change in net assets from operations	$337,319,372

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 3/31/17 (unaudited)	Year ended 9/30/16
From operations
Net investment income	$75,482,325	$135,642,416
Net realized gain (loss) on investments and foreign currency	142,673,289	105,181,921
Net unrealized gain (loss) on investments and foreign currency translation	119,163,758	452,610,021
Change in net assets from operations	$337,319,372	$693,434,358
Distributions declared to shareholders
From net investment income	$(82,715,976)	$(167,017,043)
From net realized gain on investments	(100,925,716)	(198,222,186)
Total distributions declared to shareholders	$(183,641,692)	$(365,239,229)
Change in net assets from fund share transactions	$126,653,277	$362,095,268
Total change in net assets	$280,330,957	$690,290,397
Net assets
At beginning of period	7,388,960,630	6,698,670,233
At end of period (including accumulated distributions in excess of net investment income of $2,331,605 and undistributed net investment income of $4,902,046, respectively)	$7,669,291,587	$7,388,960,630

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.19		$17.38	$18.16	$16.77	$15.19	$13.18
Income (loss) from investment operations
Net investment income (d)	$0.20	(c)	$0.35	$0.43	$0.38	$0.34	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.41	(0.40)	1.53	1.60	2.04
Total from investment operations	$0.83		$1.76	$0.03	$1.91	$1.94	$2.38
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)	$(0.38)	$(0.38)	$(0.36)	$(0.37)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.46)		$(0.95)	$(0.81)	$(0.52)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$18.56		$18.19	$17.38	$18.16	$16.77	$15.19
Total return (%) (r)(s)(t)(x)	4.63	(c)(n)	10.50	0.01	11.55	12.93	18.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)(c)	0.74	0.74	0.73	0.75	0.77
Expenses after expense reductions (f)	0.73	(a)(c)	0.73	0.74	0.73	0.75	0.77
Net investment income	2.16	(a)(c)	1.99	2.35	2.13	2.11	2.33
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$4,668,225		$4,733,090	$4,492,707	$4,621,662	$4,399,349	$4,152,753

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.21		$17.40	$18.18	$16.78	$15.20	$13.19
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.22	$0.29	$0.24	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.40	(0.41)	1.55	1.60	2.04
Total from investment operations	$0.76		$1.62	$(0.12)	$1.79	$1.82	$2.27
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.23)	$(0.25)	$(0.24)	$(0.26)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.39)		$(0.81)	$(0.66)	$(0.39)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$18.58		$18.21	$17.40	$18.18	$16.78	$15.20
Total return (%) (r)(s)(t)(x)	4.24	(c)(n)	9.66	(0.75)	10.75	12.05	17.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)(c)	1.49	1.49	1.48	1.50	1.52
Expenses after expense reductions (f)	1.48	(a)(c)	1.49	1.49	1.48	1.50	1.52
Net investment income	1.41	(a)(c)	1.24	1.56	1.38	1.36	1.59
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$198,501		$205,806	$208,889	$248,181	$272,887	$338,115

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.29		$17.48	$18.25	$16.86	$15.27	$13.25
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.22	$0.29	$0.25	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.63		1.41	(0.39)	1.53	1.61	2.05
Total from investment operations	$0.76		$1.63	$(0.10)	$1.78	$1.83	$2.28
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.24)	$(0.25)	$(0.24)	$(0.26)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.39)		$(0.82)	$(0.67)	$(0.39)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$18.66		$18.29	$17.48	$18.25	$16.86	$15.27
Total return (%) (r)(s)(t)(x)	4.22	(c)(n)	9.62	(0.68)	10.65	12.08	17.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)(c)	1.49	1.49	1.48	1.50	1.52
Expenses after expense reductions (f)	1.48	(a)(c)	1.49	1.49	1.48	1.50	1.52
Net investment income	1.39	(a)(c)	1.24	1.60	1.38	1.35	1.58
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$1,111,869		$1,102,670	$965,137	$930,405	$836,471	$769,540

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.18		$17.38	$18.15	$16.77	$15.19	$13.18
Income (loss) from investment operations
Net investment income (d)	$0.18	(c)	$0.39	$0.47	$0.42	$0.38	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		1.40	(0.39)	1.53	1.60	2.05
Total from investment operations	$0.85		$1.79	$0.08	$1.95	$1.98	$2.42
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)	$(0.42)	$(0.43)	$(0.40)	$(0.41)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.48)		$(0.99)	$(0.85)	$(0.57)	$(0.40)	$(0.41)
Net asset value, end of period (x)	$18.55		$18.18	$17.38	$18.15	$16.77	$15.19
Total return (%) (r)(s)(x)	4.76	(c)(n)	10.71	0.31	11.76	13.21	18.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)(c)	0.49	0.49	0.48	0.50	0.52
Expenses after expense reductions (f)	0.48	(a)(c)	0.49	0.49	0.48	0.50	0.52
Net investment income	2.01	(a)(c)	2.22	2.56	2.37	2.35	2.59
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$610,813		$329,965	$213,734	$226,527	$160,246	$121,687

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R1			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.17		$17.36	$18.14	$16.75	$15.18	$13.17
Income (loss) from investment operations
Net investment income (d)	$0.13	(c)	$0.22	$0.28	$0.25	$0.22	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		1.41	(0.39)	1.53	1.59	2.04
Total from investment operations	$0.75		$1.63	$(0.11)	$1.78	$1.81	$2.27
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.24)	$(0.25)	$(0.24)	$(0.26)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.39)		$(0.82)	$(0.67)	$(0.39)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$18.53		$18.17	$17.36	$18.14	$16.75	$15.18
Total return (%) (r)(s)(x)	4.20	(c)(n)	9.68	(0.75)	10.72	12.02	17.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48	(a)(c)	1.49	1.49	1.48	1.50	1.52
Expenses after expense reductions (f)	1.48	(a)(c)	1.49	1.49	1.48	1.50	1.52
Net investment income	1.39	(a)(c)	1.24	1.56	1.38	1.36	1.58
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$13,945		$14,031	$13,964	$16,905	$16,134	$17,900

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.24		$17.43	$18.21	$16.81	$15.23	$13.22
Income (loss) from investment operations
Net investment income (d)	$0.17	(c)	$0.31	$0.39	$0.33	$0.30	$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		1.40	(0.41)	1.55	1.60	2.04
Total from investment operations	$0.81		$1.71	$(0.02)	$1.88	$1.90	$2.34
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.39)	$(0.33)	$(0.34)	$(0.32)	$(0.33)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.44)		$(0.90)	$(0.76)	$(0.48)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$18.61		$18.24	$17.43	$18.21	$16.81	$15.23
Total return (%) (r)(s)(x)	4.49	(c)(n)	10.19	(0.24)	11.29	12.61	17.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)(c)	0.99	0.99	0.98	1.00	1.02
Expenses after expense reductions (f)	0.98	(a)(c)	0.99	0.99	0.98	1.00	1.02
Net investment income	1.86	(a)(c)	1.73	2.11	1.87	1.85	2.08
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$214,633		$205,848	$168,609	$166,275	$162,091	$154,925

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.20		$17.39	$18.17	$16.78	$15.20	$13.19
Income (loss) from investment operations
Net investment income (d)	$0.19	(c)	$0.35	$0.43	$0.38	$0.34	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		1.41	(0.41)	1.53	1.60	2.04
Total from investment operations	$0.83		$1.76	$0.02	$1.91	$1.94	$2.38
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.44)	$(0.37)	$(0.38)	$(0.36)	$(0.37)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.46)		$(0.95)	$(0.80)	$(0.52)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$18.57		$18.20	$17.39	$18.17	$16.78	$15.20
Total return (%) (r)(s)(x)	4.63	(c)(n)	10.48	0.00	11.54	12.92	18.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73	(a)(c)	0.74	0.74	0.73	0.75	0.77
Expenses after expense reductions (f)	0.73	(a)(c)	0.74	0.74	0.73	0.75	0.77
Net investment income	2.11	(a)(c)	1.99	2.35	2.13	2.11	2.32
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$315,902		$297,313	$251,635	$256,487	$178,646	$192,389

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.20		$17.40	$18.17	$16.78	$15.21	$13.19
Income (loss) from investment operations
Net investment income (d)	$0.22	(c)	$0.39	$0.48	$0.42	$0.38	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		1.40	(0.40)	1.54	1.59	2.04
Total from investment operations	$0.86		$1.79	$0.08	$1.96	$1.97	$2.42
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)	$(0.42)	$(0.43)	$(0.40)	$(0.40)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.48)		$(0.99)	$(0.85)	$(0.57)	$(0.40)	$(0.40)
Net asset value, end of period (x)	$18.58		$18.20	$17.40	$18.17	$16.78	$15.21
Total return (%) (r)(s)(x)	4.81	(c)(n)	10.69	0.31	11.82	13.13	18.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)(c)	0.49	0.49	0.48	0.50	0.52
Expenses after expense reductions (f)	0.48	(a)(c)	0.49	0.49	0.48	0.50	0.52
Net investment income	2.42	(a)(c)	2.23	2.62	2.38	2.34	2.64
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$289,843		$297,677	$287,976	$249,619	$182,332	$125,421

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class R6			2016	2015	2014	2013	2012 (i)

Net asset value, beginning of period	$18.19		$17.38	$18.16	$16.77	$15.19	$14.30
Income (loss) from investment operations
Net investment income (d)	$0.21	(c)	$0.41	$0.55	$0.44	$0.40	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		1.41	(0.47)	1.53	1.59	0.91	(g)
Total from investment operations	$0.86		$1.82	$0.08	$1.97	$1.99	$1.02
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.50)	$(0.43)	$(0.44)	$(0.41)	$(0.13)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.49)		$(1.01)	$(0.86)	$(0.58)	$(0.41)	$(0.13)
Net asset value, end of period (x)	$18.56		$18.19	$17.38	$18.16	$16.77	$15.19
Total return (%) (r)(s)(x)	4.80	(c)(n)	10.86	0.34	11.91	13.30	7.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40	(a)(c)	0.41	0.41	0.41	0.41	0.44	(a)
Expenses after expense reductions (f)	0.40	(a)(c)	0.41	0.41	0.41	0.41	0.44	(a)
Net investment income	2.33	(a)(c)	2.31	3.02	2.46	2.42	2.29	(a)(l)
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$210,988		$169,348	$67,900	$33,689	$10,800	$107

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class 529A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.14		$17.34	$18.12	$16.73	$15.16	$13.16
Income (loss) from investment operations
Net investment income (d)	$0.19	(c)	$0.34	$0.42	$0.37	$0.33	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		1.40	(0.40)	1.54	1.59	2.03
Total from investment operations	$0.83		$1.74	$0.02	$1.91	$1.92	$2.36
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.43)	$(0.37)	$(0.38)	$(0.35)	$(0.36)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.46)		$(0.94)	$(0.80)	$(0.52)	$(0.35)	$(0.36)
Net asset value, end of period (x)	$18.51		$18.14	$17.34	$18.12	$16.73	$15.16
Total return (%) (r)(s)(t)(x)	4.62	(c)(n)	10.42	(0.03)	11.53	12.84	18.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)(c)	0.84	0.84	0.83	0.85	0.87
Expenses after expense reductions (f)	0.77	(a)(c)	0.77	0.78	0.77	0.80	0.82
Net investment income	2.08	(a)(c)	1.95	2.31	2.09	2.05	2.27
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$22,268		$21,204	$18,177	$17,789	$15,581	$13,064

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class 529B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.21		$17.40	$18.17	$16.78	$15.20	$13.19
Income (loss) from investment operations
Net investment income (d)	$0.12	(c)	$0.21	$0.27	$0.24	$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		1.41	(0.38)	1.53	1.60	2.04
Total from investment operations	$0.76		$1.62	$(0.11)	$1.77	$1.81	$2.26
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.23)	$(0.24)	$(0.23)	$(0.25)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.39)		$(0.81)	$(0.66)	$(0.38)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$18.58		$18.21	$17.40	$18.17	$16.78	$15.20
Total return (%) (r)(s)(t)(x)	4.21	(c)(n)	9.60	(0.75)	10.63	11.99	17.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)(c)	1.59	1.59	1.58	1.60	1.62
Expenses after expense reductions (f)	1.53	(a)(c)	1.54	1.54	1.53	1.55	1.57
Net investment income	1.35	(a)(c)	1.19	1.50	1.33	1.31	1.54
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$1,533		$1,580	$1,721	$2,110	$2,369	$3,095

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 3/31/17 (unaudited)		Years ended 9/30
Class 529C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$18.28		$17.47	$18.25	$16.85	$15.27	$13.25
Income (loss) from investment operations
Net investment income (d)	$0.12	(c)	$0.21	$0.28	$0.24	$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		1.41	(0.40)	1.54	1.60	2.05
Total from investment operations	$0.76		$1.62	$(0.12)	$1.78	$1.81	$2.27
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.23)	$(0.24)	$(0.23)	$(0.25)
From net realized gain on investments	(0.25)		(0.51)	(0.43)	(0.14)	—	—
Total distributions declared to shareholders	$(0.39)		$(0.81)	$(0.66)	$(0.38)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$18.65		$18.28	$17.47	$18.25	$16.85	$15.27
Total return (%) (r)(s)(t)(x)	4.20	(c)(n)	9.57	(0.79)	10.66	11.97	17.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)(c)	1.59	1.59	1.58	1.60	1.62
Expenses after expense reductions (f)	1.53	(a)(c)	1.54	1.54	1.53	1.55	1.57
Net investment income	1.33	(a)(c)	1.18	1.55	1.33	1.30	1.53
Portfolio turnover	21	(n)	32	45	35	53	23
Net assets at end of period (000 omitted)	$10,771		$10,428	$8,222	$7,915	$6,989	$6,028

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Total Return Fund (the fund) is a diversified series of MFS Series Trust V (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted

Notes to Financial Statements (unaudited) – continued

or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining

Notes to Financial Statements (unaudited) – continued

whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,587,044,143	$—	$—	$4,587,044,143
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	1,069,033,829	—	1,069,033,829
Non-U.S. Sovereign Debt	—	33,091,359	—	33,091,359
U.S. Corporate Bonds	—	699,262,684	—	699,262,684
Municipal Bonds	—	8,368,483	—	8,368,483
Residential Mortgage-Backed Securities	—	810,302,916	—	810,302,916
Commercial Mortgage-Backed Securities	—	70,103,887	—	70,103,887
Asset-Backed Securities (including CDOs)	—	63,896,469	—	63,896,469
Foreign Bonds	—	193,050,507	—	193,050,507
Mutual Funds	137,318,817	—	—	137,318,817
Total Investments	$4,724,362,960	$2,947,110,134	$—	$7,671,473,094

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $41,261,138 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded.

Notes to Financial Statements (unaudited) – continued

The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $9,051,350. The fair value of the fund’s investment securities on loan and a related liability of $9,424,500 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Notes to Financial Statements (unaudited) – continued

Dollar Roll Transactions – The fund enters into dollar roll transactions, with respect to mortgage-backed securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, in which the fund sells mortgage-backed securities to financial institutions and simultaneously agrees to purchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase in a dollar roll transaction the fund will not be entitled to receive interest and principal payments on the securities sold but is compensated by interest earned on the proceeds of the initial sale and by a lower purchase price on the securities to be repurchased which enhances the fund’s total return. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

Notes to Financial Statements (unaudited) – continued

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended March 31, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in

Notes to Financial Statements (unaudited) – continued

error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

9/30/16
Ordinary income (including any short-term capital gains)	$167,017,043
Long-term capital gains	198,222,186
Total distributions	$365,239,229

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 3/31/17
Cost of investments	$6,242,833,008
Gross appreciation	1,502,158,316
Gross depreciation	(73,518,230)
Net unrealized appreciation (depreciation)	$1,428,640,086

As of 9/30/16
Undistributed ordinary income	16,443,063
Undistributed long-term capital gain	88,569,595
Other temporary differences	(11,236,836)
Net unrealized appreciation (depreciation)	1,288,546,588

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 3/31/17	Year ended 9/30/16	Six months ended 3/31/17	Year ended 9/30/16
Class A	$54,332,199	$114,997,327	$63,854,527	$130,685,488
Class B	1,569,019	3,594,853	2,700,716	6,045,708
Class C	8,600,073	17,768,558	14,762,340	28,712,698
Class I	5,826,720	6,803,417	5,512,201	6,725,454
Class R1	107,206	252,074	181,277	423,930
Class R2	2,125,272	4,089,194	2,731,598	4,966,622
Class R3	3,508,122	7,583,285	4,063,427	8,687,690
Class R4	3,740,041	7,605,621	3,995,848	7,859,888
Class R6	2,566,107	3,659,280	2,665,528	3,275,627
Class 529A	247,570	483,987	291,527	549,127
Class 529B	11,878	27,699	21,675	48,728
Class 529C	81,769	151,748	145,052	241,226
Total	$82,715,976	$167,017,043	$100,925,716	$198,222,186

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $6.3 billion of average daily net assets	0.35%
Average daily net assets in excess of $6.3 billion	0.34%

The management fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.35% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $600,129 and $6,224 for the six months ended March 31, 2017, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$5,863,506
Class B	0.75%	0.25%	1.00%	1.00%	1,004,462
Class C	0.75%	0.25%	1.00%	1.00%	5,496,881
Class R1	0.75%	0.25%	1.00%	1.00%	68,215
Class R2	0.25%	0.25%	0.50%	0.50%	515,526
Class R3	—	0.25%	0.25%	0.25%	378,164
Class 529A	—	0.25%	0.25%	0.24%	26,958
Class 529B	0.75%	0.25%	1.00%	1.00%	7,789
Class 529C	0.75%	0.25%	1.00%	1.00%	53,254
Total Distribution and Service Fees					$13,414,755

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended March 31, 2017, this rebate amounted to $118,085, $857, $2,054, $1,535, $4, and $109 for Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2017, were as follows:

Amount
Class A	$11,267
Class B	111,434
Class C	55,541
Class 529B	366
Class 529C	211

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on January 31, 2018, unless MFD elects to extend the waiver. For the six months ended March 31, 2017, this waiver amounted to $8,441 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended March 31, 2017, were as follows:

	Fee	Waiver
Class 529A	$10,783	$5,392
Class 529B	778	389
Class 529C	5,320	2,660
Total Program Manager Fees and Waivers	$16,881	$8,441

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended March 31, 2017, the fee was $619,082, which equated to 0.0166% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,453,224.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2017 was equivalent to an annual effective rate of 0.0083% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $3,215 and the Retirement Deferral plan resulted in an expense of $2,971. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended March 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $45,254 at March 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in “Other assets” and “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities is $22,563 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and

Notes to Financial Statements (unaudited) – continued

is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended March 31, 2017, the fee paid by the fund under this agreement was $6,929 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 4,678 shares of Class I for an aggregate amount of $80,972.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended March 31, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $2,179,738 and $2,555,287, respectively. The sales transactions resulted in net realized gains (losses) of $(288,328).

(4) Portfolio Securities

For the six months ended March 31, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$699,847,531	$556,545,889
Investments (non-U.S. Government securities)	$869,390,771	$1,000,279,442

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,702,690	$286,837,736	33,279,757	$585,164,749
Class B	646,758	11,843,303	1,658,703	29,291,667
Class C	5,202,065	95,640,836	11,850,748	210,574,658
Class I	18,343,249	335,934,835	10,523,053	187,762,971
Class R1	63,968	1,172,365	151,284	2,680,787
Class R2	1,400,663	25,678,929	3,689,991	65,415,750
Class R3	2,202,672	40,341,997	6,565,504	117,372,484
Class R4	1,817,872	33,256,130	4,424,640	78,534,320
Class R6	3,586,033	65,465,848	6,190,265	109,681,612
Class 529A	93,704	1,710,123	180,164	3,182,923
Class 529B	6,758	123,972	8,119	143,591
Class 529C	69,844	1,281,681	159,476	2,814,965
	49,136,276	$899,287,755	78,681,704	$1,392,620,477

Shares issued to shareholders in reinvestment of distributions
Class A	6,108,824	$110,989,194	13,296,568	$231,514,755
Class B	211,102	3,836,136	497,370	8,642,513
Class C	1,060,453	19,366,146	2,150,769	37,548,420
Class I	533,890	9,716,770	654,399	11,416,241
Class R1	15,894	288,213	38,977	675,608
Class R2	234,161	4,266,374	461,229	8,050,749
Class R3	416,341	7,569,847	933,796	16,270,954
Class R4	388,011	7,058,426	814,557	14,210,711
Class R6	194,277	3,532,537	228,162	3,988,712
Class 529A	29,745	539,041	59,418	1,032,249
Class 529B	1,846	33,547	4,401	76,419
Class 529C	12,411	226,485	22,473	392,391
	9,206,955	$167,422,716	19,162,119	$333,819,722

Notes to Financial Statements (unaudited) – continued

	Six months ended 3/31/17		Year ended 9/30/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(30,501,620)	$(558,276,877)	(44,819,721)	$(795,021,303)
Class B	(1,476,423)	(27,060,517)	(2,858,347)	(50,408,627)
Class C	(6,977,424)	(128,275,501)	(8,941,056)	(158,468,198)
Class I	(4,102,339)	(74,981,133)	(5,330,720)	(92,807,459)
Class R1	(99,871)	(1,822,129)	(222,145)	(3,924,026)
Class R2	(1,388,622)	(25,394,665)	(2,539,438)	(44,951,276)
Class R3	(1,944,290)	(35,514,319)	(5,631,763)	(100,660,020)
Class R4	(2,955,092)	(54,015,668)	(5,441,678)	(96,209,137)
Class R6	(1,722,526)	(31,466,736)	(1,014,394)	(17,905,316)
Class 529A	(89,192)	(1,628,630)	(119,058)	(2,100,175)
Class 529B	(12,883)	(235,777)	(24,608)	(434,126)
Class 529C	(75,262)	(1,385,242)	(82,204)	(1,455,268)
	(51,345,544)	$(940,057,194)	(77,025,132)	$(1,364,344,931)

Net change
Class A	(8,690,106)	$(160,449,947)	1,756,604	$21,658,201
Class B	(618,563)	(11,381,078)	(702,274)	(12,474,447)
Class C	(714,906)	(13,268,519)	5,060,461	89,654,880
Class I	14,774,800	270,670,472	5,846,732	106,371,753
Class R1	(20,009)	(361,551)	(31,884)	(567,631)
Class R2	246,202	4,550,638	1,611,782	28,515,223
Class R3	674,723	12,397,525	1,867,537	32,983,418
Class R4	(749,209)	(13,701,112)	(202,481)	(3,464,106)
Class R6	2,057,784	37,531,649	5,404,033	95,765,008
Class 529A	34,257	620,534	120,524	2,114,997
Class 529B	(4,279)	(78,258)	(12,088)	(214,116)
Class 529C	6,993	122,924	99,745	1,752,088
	6,997,687	$126,653,277	20,818,691	$362,095,268

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended March 31, 2017, the fund’s commitment fee and interest expense were $25,268 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,260,538	453,504,668	(446,858,098)	127,907,108

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(8,237)	$—	$380,353	$127,894,317

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust V, which was held on March 23, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	13,425,768,195.026	145,995,050.630
John A. Caroselli	13,426,248,732.045	145,514,540.320
Maureen R. Goldfarb	13,431,437,115.566	140,326,183.970
David H. Gunning	13,341,193,821.566	230,569,477.970
Michael Hegarty	13,351,204,717.624	220,558,536.512
John P. Kavanaugh	13,429,227,519.865	142,535,752.501
Robert J. Manning	13,359,785,030.911	211,978,241.455
Clarence Otis, Jr.	13,427,354,763.969	144,408,508.397
Maryanne L. Roepke	13,430,356,360.627	141,406,957.139
Robin A. Stelmach	13,421,793,806.952	149,969,474.354
Laurie J. Thomsen	13,363,468,290.422	208,295,027.344

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST V

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 16, 2017

*	Print name and title of each signing officer under his or her signature.